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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-7986

                          The Alger Institutional Funds
               (Exact name of registrant as specified in charter)

                    111 Fifth Avenue New York, New York 10003
               (Address of principal executive offices) (Zip code)

                                 Mr. Hal Liebes

                           Fred Alger Management, Inc.

                                111 Fifth Avenue

                            New York, New York 10003
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-806-8800

Date of fiscal year end: October 31

Date of reporting period: April 30, 2007

ITEM 1.  REPORT(S) TO STOCKHOLDERS.


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ALGER LARGECAP GROWTH INSTITUTIONAL FUND | ALGER SMALLCAP GROWTH INSTITUTIONAL
FUND | ALGER MIDCAP GROWTH INSTITUTIONAL FUND | ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND

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                                    THE ALGER
                               INSTITUTIONAL FUNDS

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                   [GRAPHIC]

                 SEMI-ANNUAL               [LOGO]
                      REPORT                ALGER
              April 30, 2007
                 (Unaudited)

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

--------------------------------------------------------------------------------
TABLE OF CONTENTS
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THE ALGER INSTITUTIONAL FUNDS
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Letter to Our Shareholders                                                    1
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Fund Highlights                                                               8
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Portfolio Summary                                                            12
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Schedules of Investments                                                     13
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Statements of Assets and Liabilities                                         32
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Statements of Operations                                                     34
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Statements of Changes in Net Assets                                          36
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Financial Highlights                                                         38
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Notes to Financial Statements                                                42
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Additional Information                                                       53
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

--------------------------------------------------------------------------------
DEAR SHAREHOLDERS,                                                  JUNE 8, 2007
--------------------------------------------------------------------------------

      In our October 31, 2006 report, we likened the new global economy to a "Brave New World." While we are usually loath to recycle a metaphor so quickly, in this case, it seems fitting to continue to use it. Nothing that has happened over the past six months alters our view that we are entering uncharted waters for both the global economy and for the thousands of companies that are being reshaped by it.

      As with any sweeping change, there are those who embrace it and try to anticipate the risks and rewards; there are those who deny that there is any change; and finally those who simply wait to see what everyone else thinks. At Alger, we fall into the first camp, and, in fact, believe that we are still in the early stages of a radical shift in how the global economy functions; one that has already produced new winners and losers, not just in terms of nations, but of companies that are seizing the opportunities and those that are unable to. While the story of China and India is familiar, it is hardly limited to them and now includes such disparate regions as Vietnam, Eastern Europe and Australia, to name three, all of which are adding additional complexity and additional fuel to the expanding global economy.

      Here then is our six-month postcard from this Brave New World. The themes include the greening of corporate America and the lessons gleaned from the swift fall and startling sharp recovery of the equity markets on February 27. They include the coming of age of private equity as a force that can move and shape the markets, and the importance of free cash flow as a metric for measuring the strength of corporate balance sheets. And of course, one other theme stands out above all -- the surprising (at least to most on Wall Street) strength of corporate earnings at the end of the first quarter.

THE CONVERGENCE OF BUSINESS AND GREEN

      The beginning of 2007 saw one of the warmest Januaries on record, but instead of snow, we were treated to a flurry of articles, announcements, conferences, and high level public speeches that demanded action on the part of countries, individuals and companies to address the issue of global warming. Appearing simultaneously but independently, FORTUNE, THE ECONOMIST and BUSINESSWEEK all ran lengthy cover stories describing the shift in corporate America to embrace socially responsible business practices as a better -- and potentially more profitable -- way of doing business. These articles were the most noticeable in a few weeks' span, but they were hardly a comprehensive list of the hundreds published about the greening of corporate America, not to mention Europe, Asia, and the world. By late January, whether or not "greening" was a mere zeitgeist was debatable. But on February 2, the Intergovernmental Panel on Climate Change issued their Fourth Assessment Report indicating that global warming was "unequivocal" -- a real and growing danger.

      In response, many dynamic, innovative companies are stepping up and looking for ways to solve the intractable issues of energy and the environment. Case in point is private equity firms Kohlberg Kravis Roberts and Texas Pacific Group, which announced plans to acquire one of the largest public utility companies in the United States, TXU. What made the TXU deal distinctive were the conditions attached to its approval. Under the proposed terms, KKR and Texas Pacific agreed to several substantial concessions to environmental groups including scaling back plans to build new coal-fired power plants while aggressively working on so-called "clean coal" technologies (i.e. coal gasification) that lower and potentially eliminate emissions. They also agreed to increase R&D spending on alternate energy by as much as half a billion dollars. Goldman Sachs, who brokered the deal, pressured both sides to agree to the pro-environment change in the initial plans. The result was a deal hailed by Wall Street and the green lobby in equal measure.

      The convergence of vast amounts of private equity cash and environmentalism was a sign of the cultural, global shift taking place. Clearly, a number of the major investment banks already saw the long-term value in their companies "going green," and the rest of the financial world was swiftly joining them.

THE RETURN OF VOLATILITY

      On February 27 global stock markets saw their most dramatic sell-off in years. Wall Street pundits were, as usual, divided. Some said it was a long-awaited correction and a sign of a weakening economy, while others said it was simply the return of volatility to what has been a fairly stable market.

      That said, nothing actually happened to trigger the declines. No sudden change in the economic forecasts. No critically bad economic or corporate news. However, there were rumors in Shanghai and Beijing that a government squeeze on credit and stock-speculation was imminent, and that alone was enough to send investors fleeing. But even after the sell-off, the Shenzhen market -- Shanghai's smaller sibling -- was still up more than 30% year-to-date, and well over 100% for the past 12 months. Hardly comforting if you bought on Monday before the sell-off, but not bad for those who had been in those markets for more than a couple of months.

      What happened? In our view this was a market phenomenon, a brief reminder of volatility after months of stability, and a bout of profit-taking and stepping aside that had been long overdue. Within days, fears of a "global bear market" dissipated as continued liquidity and private equity activity bolstered markets both in the United States and around the world.

PRIVATE EQUITY AND FREE CASH FLOW

      For the first half of the fiscal year, private equity activity was truly impressive, with the purchase of troubled companies such as Chrysler that in earlier years would have made unlikely buyout targets. While no major company today -- public or private -- seems beyond private equity interests, there is one theme that unites both private equity and mutual fund investors: free cash flow.

      At Alger, as bottom-up, fundamental investors, one of the key metrics we use is the ability of companies to generate free cash flow. Why? Because free cash flow can fund further growth at a company, pay dividends, and allow for the buy-back of stock in order to return value to shareholders -- all of which, properly done, can contribute to earnings growth and shareholder value. It is a sign of both a strong busi-ness model and disciplined financial management to be able to grow (at impressive rates) and not require constant infusions of new capital. We think that private equity firms buying public companies of all sizes and across many industries is not irrational. It is seizing an opportunity to acquire solid franchises that are generating strong cash flows at extraordinary valuations for the long-term investor. And the amount of private equity activity is another confirmation that globalization, broadly speaking, benefits U.S. corporate profits.

THE EARNINGS SURPRISE

      At the beginning of 2007, the overwhelming consensus was that after several years of strong, double-digit earnings growth, the first quarter would show the companies of the Standard & Poor's 500(i) slowing to an anemic 3-4% growth rate. That assumption was based on several factors including the woes of the U.S. housing market, the slowing of the U.S. industrial economy, and the basic assumption that corporate earnings would have to "revert to the mean" of their multi-decade average (about 7%) and hence dip significantly. All of these assumptions proved to be wrong.

      When all was said and done at the end of reporting seasons for the first quarter of 2007, the S&P companies registered earnings growth of about 9%, and nearly three-quarters of all companies have reported positive "surprises" relative to expectations. Indeed, at the tail end of May, the S&P broke its own record, reaching heights last seen seven years ago during the heady days of the technology boom -- and this despite another minor overnight sell-off in China. So what happened? It's a case of our friends back at the Old World struggling to explain New World geography in terms they're familiar with -- even if those terms don't quite fit anymore.

      True, most top-down analysts were correct about their predictions of the slowdown of the U.S. economy. In fact, first quarter GDP growth was even worse than had been predicted, registering a paltry 0.6% growth on weak exports and slower corporate capital expenditures. But the experts also continued to use the United States and past economic patterns as a proxy for predicting earnings for U.S.-listed companies. This made perfect sense for the last half of the 20th century, when the United States was the dominant economic power globally and U.S. corporations reflected that strength. But while the United States remains far and away the largest economy, it is simply no longer the sole engine of growth or the fastest. As such, the U.S. economy and economic data are no longer a good proxy for how companies will do. Instead, they may well mislead investors and analysts to underestimate the growth of U.S.-listed companies.

      We have said for the past three years -- for most of this decade, in fact -- that the U.S. markets have been good markets for "stock pickers" in that they have not been either notably frothy or notably flighty (occasional junctures notwithstanding). What is now emerging, we believe, is a global "stock picker" market, but many people are still playing markets rather than stocks. That leaves some markets and many stocks, especially U.S.-listed ones and U.S.-listed growth equities above all, undervalued and less loved than they should be. And that, of course, represents an opportunity to pick and choose quality growth companies while the rest of the investing community focuses their eyes elsewhere.

PORTFOLIO MATTERS

ALGER LARGECAP GROWTH INSTITUTIONAL FUND

      The Alger LargeCap Growth Institutional Fund gained 9.81% for the six months ended April 30, 2007, compared with a return of 8.42% for the Russell 1000 Growth Index(ii).

      The Fund's holdings in the Information Technology sector represented an average weight of 26.61%. The Fund was slightly overweight compared to the benchmark, but outperformed in this sector. Strong performers included Memc Electronic Materials, Inc., a global supplier of silicon wafers to the semiconductor industry, Nintendo Co. Ltd. ADR, and Apple Computer, Inc.

      In the Financials sector, at an average weight of 9.28%, the Fund was overweight but outperformed the benchmark. Intercontinental Exchange, Inc., a global electronic marketplace for trading futures and OTC energy contracts, Jones Lang LaSalle Inc., a leader in real estate services and money management, and the investment banking firm of Goldman Sachs were the top performers in this sector.

      The Fund was overweight and outperformed the benchmark in the Energy sector, at an average weight 6.05%. Key contributors included National-Oilwell Varco Inc., an oil and gas drilling company, Valero Energy Corp., the largest refiner in North America, and Schlumberger Ltd., a global oilfield and information services company.

      At an average weight of 13.31% the Fund was underweight in the Consumer Discretionary sector and somewhat underperformed the benchmark. XM Satellite Radio Holdings, Inc., Sony Corp., and Laureate Education, Inc., an international network of accredited campus-based and online universities, were solid performers in this sector. International Game Technology, producers of slot and video gaming machines, Netflix, Inc., and the retail chain Best Buy Co., Inc. performed poorly.

ALGER SMALLCAP GROWTH INSTITUTIONAL FUND

      The Alger SmallCap Growth Institutional Fund gained 10.09% for the six months ended April 30, 2007, compared to the Russell 2000 Growth Index(iii) which returned 7.41%.

      In the Information Technology sector, the Fund, at an average weight of 22.58%, was slightly underweight the benchmark, but outperformed. Top performers in this sector were Synchronoss Technologies, Inc., a provider of on-demand transaction management solutions, WebEx Communications, Inc., the leader in online meeting applications, and Omniture, Inc., a provider of online business optimization services.

      At an average weight of 13.06%, the Fund was underweight but outperformed the benchmark in Industrials. Teletech Holdings, Inc., a global business process company that provides outsourcing solutions was the prominent performer in this sector, followed by BE Aerospace, Inc., the world's foremost manufacturer of cabin interior products for commercial aircraft, Bucyrus International Inc., the global leader for the surface mining industry, and RBC Bearings, Inc., a manufacturer of bearing products.

      In the Consumer Discretionary sector, the Fund, at an average weight of 15.37% was marginally underweight the benchmark but outperformed. Top performers in this sector were the travel web site priceline.com, Inc., Aeropostale, Inc., and Focus

Media Holding, Ltd. ADR, the largest outdoor TV advertising network in China. Coldwater Creek, Inc., a clothing company showed a weaker performance in this sector.

      At an average weight of 7.38%, the Fund was overweight and outperformed the benchmark in the Energy sector. Top performers were SXR Uranium One, Inc., a premier mining company, Dril-Quip, Inc., one of the world's leading manufacturers of precision-engineered offshore drilling and production equipment, and Petrobank Energy & Resources, Ltd., a Calgary-based oil and natural gas exploration and production company.

ALGER MIDCAP GROWTH INSTITUTIONAL FUND

      For the six months ended April 30, 2007, the Alger MidCap Growth Institutional Fund gained 16.60%, compared to the Russell MidCap Growth Index(iv) with a return of 11.76%.

      The Fund, at an average weight of 20.47%, had a significant exposure in Information Technology. This weighting was slightly over the benchmark but outperformed. Memc Electronic Materials, Inc. was the strongest contributor in this sector, followed by Nintendo Co. Ltd. ADR, and Tessera Technologies, Inc. Isilon Systems, Inc., a modular network storage solutions developer, showed a weaker performance in this sector.

      In Consumer Discretionary the Fund had an average weight of 22.64%, similar to the benchmark but outperforming. The auction house Sothebys Holdings Inc., Focus Media Holding, Ltd. ADR, and the retail chain GameStop Corp., were the top performers in this sector.

      At an average weight of 12.71%, the Fund was slightly underweight the benchmark in the Industrials sector, but outperformed. Notable contributors included Armor Holdings, Inc., a manufacturer and provider of specialized security products, BE Aerospace, Inc., and Teletech Holdings, Inc.

      The Fund was weighted similarly to the benchmark, at an average weight of 7.31%, in the Energy sector but outperformed. Strong contributors included National-Oilwell Varco, Inc., and Cameron International Corp., a leading oil and gas products and services provider. Detractors included BJ Services Co., a provider of pressure pumping, cementing, stimulation and coiled tubing services worldwide, and Patterson-UTI Energy, Inc., the second largest onshore contract drilling company in North America.

ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND

      The Alger Capital Appreciation Institutional Fund gained 16.69% for the six months ended April 30, 2007, outperforming the Russell 3000 Growth Index(v) return of 8.33%.

      Information Technology represented an average weight of 31.13% of the Fund's holdings, and outperformed the benchmark with strong contributions including Memc Electronic Materials, Inc., ON Semiconductor Corp., a provider of semiconductor components, and DealerTrack Holdings, Inc.

      In the Industrials sector, the Fund, at an average weight of 8.31%, was underweight compared to the benchmark but showed outperformance. The top performers were Armor Holdings, Inc., Terex Corp. and BE Aerospace, Inc.

      At an average weight of 9.75%, the Fund was overweight the benchmark in the Energy sector and outperformed. Valero Energy Corp., Petrobank Energy & Resources, Ltd., and Cameco Corp., the world's largest publicly traded uranium company, were top performers.

      In Consumer Discretionary, the Fund at an average weight of 10.53% was somewhat underweight the benchmark but outperformed. Focus Media Holding, Ltd. ADR, was a top performer as was the retailer GameStop Corp. Detractors in this sector included NutriSystem, Inc., Circuit City Stores, Inc., and Best Buy Co., Inc.

IN SUMMARY

      Six months ago, we surmised that braving the waters of the new global economy would provide both challenges and opportunities. Indeed, the first half of the year bore this out and often rewarded the innovative, dynamic companies and investors that embraced those changes. Going forward, we expect more of the same as the global, economic landscape continues to expand and evolve. As the first six months of this fiscal year come to a close, we would like to thank you for continuing to journey with us and entrusting us with your investing needs.

      Respectfully submitted,

      /s/ Daniel C. Chung                 /s/ Zachary Karabell
      Daniel C. Chung                     Zachary Karabell
      CHIEF INVESTMENT OFFICER            CHIEF ECONOMIST

----------

(i) Standard & Poor's 500 Index is an index of the 500 largest and most profitable companies in the United States.

(ii) The Russell 1000 Growth Index is an unmanaged index designed to measure the performance of the largest 1000 companies in the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 3000 Index measures the performance of the 3000 largest U.S. companies based on the total market capitalization, which represents 98% of the U.S. Equity Market.

(iii) The Russell 2000 Growth Index is an unmanaged index designed to measure the performance of the 2000 smallest companies in the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth values.

(iv) The Russell Midcap Growth Index is an unmanaged index designed to measure the performance of the 800 smallest companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values.

(v) The Russell 3000 Growth Index is an unmanaged index designed to measure the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.

      Investors cannot invest directly in an index. Index performance does not reflect the deduction for fees, expenses or taxes.

      This report and the financial statements contained herein are submitted for the general information of shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless proceeded or accompanied by an effective prospectus for the Fund. Funds returns represent the semi-annual return of Class I shares prior to the deduction of any sales charges. The performance data quoted represents past performance, which is not an indication or guarantee of future results. The investment return and principal value of an investment in a fund will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, visit us at WWW.ALGER.COM, or call us at (800) 992-3863.

      The views and opinions of the Funds' management in this report are as of the date of the shareholders letter and are subject to change at any time subsequent to this date. There is no guarantee that any of the assumptions that formed the basis for the opinions stated herein are accurate or that they will materialize. Moreover, the information forming the basis for such assumptions is from sources believed to be reliable; however, there is no guarantee that such information is accurate. Any securities mentioned, whether owned in a fund or otherwise, are considered in the context of the construction of an overall portfolio of securities and therefore reference to them should not be construed as a recommendation or offer to purchase or sell any such security. Inclusion of such securities in a fund and transactions in such securities, if any, may be for a variety of reasons, including without limitation, in response to cash flows, inclusion in a benchmark and risk control. The reference to a specific security should also be understood in such context and not viewed as a statement that the security is a significant holding in a fund. Please refer to the Schedule of Investments for each fund which is included in this report for a complete list of fund holdings as of April 30, 2007.

A WORD ABOUT RISK

      Growth stocks tend to be more volatile than other stocks as the price of growth stocks tends to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments. Investing in the stock market involves gains and losses and may not be suitable for all investors. Stocks of small- and mid-sized companies are subject to greater risk than stocks of larger, more established companies owing to such factors as limited liquidity, inexperienced management, and limited financial resources. Funds that participate in leveraging, such as the SmallCap and MidCap Institutional Funds, are subject to the risk that borrowing money to leverage will exceed the returns for securities purchased or that the securities purchased may actually go down in value; thus, the Fund's net asset value can decrease more quickly than if the Fund had not borrowed. For a more detailed discussion of the risks associated with a Fund, please see the Funds' Prospectus.

      MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

      BEFORE INVESTING, CAREFULLY CONSIDER THE FUND'S INVESTMENT OBJECTIVE, RISKS AND CHARGES AND EXPENSES. THE FUNDS' PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUNDS, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT (800) 992-3863, OR VISITING OUR WEBSITE AT WWW.ALGER.COM, OR CONTACTING THE FUNDS' DISTRIBUTOR, FRED ALGER & COMPANY, INCORPORATED, 111 FIFTH AVENUE, NEW YORK 10003. MEMBER NYSE, SIPC. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------
ALGER LARGECAP GROWTH INSTITUTIONAL FUND
FUND HIGHLIGHTS THROUGH APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                $10,000 HYPOTHETICAL INVESTMENT IN CLASS I SHARES

                            -- 10 YEARS ENDED 4/30/07

Ending Value Alger largeCap Growth Class: $21,405

Ending Value Russell 1000 Growth Index: $16,767

                                  [LINE GRAPH]

                               Alger LargeCap               Russell 1000
                                Growth Class                Growth Index

         5/31/97                   $10,000                     $10,000
                                   $11,984                     $11,545
        10/31/98                   $15,030                     $14,389
                                   $21,342                     $19,317
        10/31/00                   $23,535                     $21,119
                                   $17,057                     $12,686
        10/31/02                   $12,760                     $10,197
                                   $15,707                     $12,421
        10/31/04                   $15,927                     $12,842
                                   $18,421                     $15,975
        10/31/06                   $19,492                     $15,493
         4/30/07                   $21,405                     $16,797

The chart above illustrates the growth in value of a hypothetical $10,000 investment made in the Alger LargeCap Growth Institutional Class I shares and the Russell 1000 Growth Index (an unmanaged index of common stocks) for the ten years ended April 30, 2007. The figures for the Alger LargeCap Growth Institutional Class I shares and the Russell 1000 Growth Index include reinvestment of dividends. Performance for the Alger LargeCap Growth Institutional Class R shares may vary from the results shown above due to differences in expenses the class bears.

--------------------------------------------------------------------------------
                             PERFORMANCE COMPARISON
--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                           1         5         10        SINCE
                                          YEAR     YEARS     YEARS     INCEPTION
--------------------------------------------------------------------------------
AS OF 4/30/07
   CLASS I (INCEPTION 11/8/93)            8.10%     4.92%     7.91%       9.84%
   Russell 1000 Growth Index             12.26%     6.23%     5.32%       8.91%
--------------------------------------------------------------------------------
   CLASS R (INCEPTION 1/27/03)            7.61%       --        --       14.19%
   Russell 1000 Growth Index             12.26%       --        --       13.48%
--------------------------------------------------------------------------------
AS OF 3/31/07
   CLASS I                                5.64%     2.83%     8.01%       9.62%
   Russell 1000 Growth Index              7.06%     3.48%     5.52%       8.59%
--------------------------------------------------------------------------------
   CLASS R                                5.10%       --        --       13.53%
   Russell 1000 Growth Index              7.06%       --        --       12.52%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NOT AN INDICATION OR A GUARANTEE OF FUTURE RESULTS. THE FUND'S AVERAGE ANNUAL TOTAL RETURNS INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE GRAPH AND TABLE ABOVE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD HAVE PAID ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL WILL FLUCTUATE AND THE FUND'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.ALGER.COM OR CALL US AT
(800) 992-3863.

--------------------------------------------------------------------------------
ALGER SMALLCAP GROWTH INSTITUTIONAL FUND
FUND HIGHLIGHTS THROUGH APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                $10,000 HYPOTHETICAL INVESTMENT IN CLASS I SHARES

                            -- 10 YEARS ENDED 4/30/07

Ending Value Alger SmallCap Growth Class: $24,015

Ending Value Russell 2000 Growth Index: $19,136

                                  [LINE GRAPH]

                               Alger SmallCap               Russell 2000
                                Growth Class                Growth Index

         5/31/97                   $10,000                     $10,000
                                   $13,102                     $13,070
        10/31/98                   $12,869                     $10,999
                                   $19,655                     $14,219
        10/31/00                   $21,632                     $16,517
                                   $12,144                     $11,312
        10/31/02                   $ 9,979                     $ 8,873
                                   $13,736                     $13,002
        10/31/04                   $14,618                     $13,722
                                   $18,166                     $15,218
        10/31/06                   $21,813                     $17,817
         4/31/07                   $24,015                     $19,136

The chart above illustrates the growth in value of a hypothetical $10,000 investment made in the Alger SmallCap Growth Institutional Class I shares and the Russell 2000 Growth Index (an unmanaged index of common stocks) for the ten years ended April 30, 2007. The figures for the Alger SmallCap Growth Institutional Class I shares and the Russell 2000 Growth Index include reinvestment of dividends. Performance for the Alger SmallCap Growth Institutional Class R shares may vary from the results shown above due to differences in expenses the class bears.

--------------------------------------------------------------------------------
                             PERFORMANCE COMPARISON
--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                           1         5         10        SINCE
                                          YEAR     YEARS     YEARS     INCEPTION
--------------------------------------------------------------------------------
AS OF 4/30/07
   CLASS I (INCEPTION 11/8/93)           10.00%    12.86%     9.16%      11.40%
   Russell 2000 Growth Index              4.52%     8.91%     6.71%       6.79%
--------------------------------------------------------------------------------
   CLASS R (INCEPTION 1/27/03)            9.42%       --        --       23.01%
   Russell 2000 Growth Index              4.52%       --        --       19.79%
--------------------------------------------------------------------------------
AS OF 3/31/07
   CLASS I                                8.05%    11.36%     9.04%      11.23%
   Russell 2000 Growth Index              1.56%     7.87%     6.31%       6.63%
--------------------------------------------------------------------------------
   CLASS R                                7.48%       --        --       22.65%
   Russell 2000 Growth Index              1.56%       --        --       19.47%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NOT AN INDICATION OR A GUARANTEE OF FUTURE RESULTS. THE FUND'S AVERAGE ANNUAL TOTAL RETURNS INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE GRAPH AND TABLE ABOVE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD HAVE PAID ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL WILL FLUCTUATE AND THE FUND'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.ALGER.COM OR CALL US AT
(800) 992-3863.

--------------------------------------------------------------------------------
ALGER MIDCAP GROWTH INSTITUTIONAL FUND
FUND HIGHLIGHTS THROUGH APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                $10,000 HYPOTHETICAL INVESTMENT IN CLASS I SHARES

                            -- 10 YEARS ENDED 4/30/07

Ending Value Alger MidCap Growth Class: $42,313

Ending Value Russell MidCap Growth Index: $25,114

                                  [LINE GRAPH]

                                Alger MidCap                Russell MidCap
                                Growth Class                 Growth Index

         5/31/97                   $10,000                      $10,000
                                   $12,992                      $12,124
        10/31/98                   $14,487                      $12,418
                                   $20,627                      $17,097
        10/31/00                   $31,207                      $23,708
                                   $24,795                      $13,656
        10/31/02                   $19,999                      $11,176
                                   $27,471                      $15,569
        10/31/04                   $28,587                      $16,935
                                   $33,151                      $19,626
        10/31/06                   $36,289                      $22,473
         4/30/07                   $42,313                      $25,114

The chart above illustrates the growth in value of a hypothetical $10,000 investment made in the Alger MidCap Growth Institutional Class I shares and the Russell Midcap Growth Index (an unmanaged index of common stocks) for the ten years ended April 30, 2007. Figures for the Alger MidCap Growth Institutional Class I shares and the Russell Midcap Growth Index include reinvestment of dividends. Performance for the Alger MidCap Growth Institutional Class R shares may vary from the results shown above due to differences in expenses the class bears.

--------------------------------------------------------------------------------
                           PERFORMANCE COMPARISON
--------------------------------------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                           1         5         10        SINCE
                                          YEAR     YEARS     YEARS     INCEPTION
--------------------------------------------------------------------------------
AS OF 4/30/07
   CLASS I (INCEPTION 11/8/93)           11.20%    10.13%    15.52%      16.67%
   Russell Midcap Growth Index           11.11%    11.60%     9.65%      10.92%
--------------------------------------------------------------------------------
   CLASS R (INCEPTION 1/27/03)           10.64%       --        --       20.02%
   Russell Midcap Growth Index           11.11%       --        --       20.81%
--------------------------------------------------------------------------------
AS OF 3/31/07
   CLASS I                                7.20%     8.75%    15.10%      16.46%
   Russell MidCap Growth Index            6.88%     9.45%     9.44%      10.34%
--------------------------------------------------------------------------------
   CLASS R                                6.63%       --        --       19.41%
   Russell MidCap Growth Index            6.88%       --        --       20.02%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NOT AN INDICATION OR A GUARANTEE OF FUTURE RESULTS. THE FUND'S AVERAGE ANNUAL TOTAL RETURNS INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE GRAPH AND TABLE ABOVE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD HAVE PAID ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL WILL FLUCTUATE AND THE FUND'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.ALGER.COM OR CALL US AT
(800) 992-3863.

--------------------------------------------------------------------------------
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
FUND HIGHLIGHTS THROUGH APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                $10,000 HYPOTHETICAL INVESTMENT IN CLASS I SHARES

                            -- 10 YEARS ENDED 4/30/07

Ending Value Alger Capital Appreciation Class: $33,281

Ending Value Russell 3000 Growth Index: $16,896

                                  [LINE GRAPH]

                                   Alger Capital             Russell 3000
                                 Appreciation Class          Growth Index

        5/31/97                       $10,000                  $10,000
                                      $12,224                  $11,676
       10/31/98                       $15,659                  $14,057
                                      $28,867                  $18,823
       10/31/00                       $32,661                  $20,668
                                      $21,095                  $12,537
       10/31/02                       $16,228                  $10,061
                                      $20,010                  $12,410
       10/31/04                       $19,991                  $12,847
                                      $24,026                  $14,002
       10/31/06                       $28,521                  $15,596
        4/30/07                       $33,281                  $16,896

The chart above illustrates the growth in value of a hypothetical $10,000 investment made in the Alger Capital Appreciation Institutional Class I shares and the Russell 3000 Growth Index (an unmanaged index of common stocks) for the ten years ended April 30, 2007. Figures for the Alger Capital Appreciation Institutional Class I shares and the Russell 3000 Growth Index include reinvestment of dividends. Performance for the Alger Capital Appreciation Institutional Class R shares may vary from the results shown above due to differences in expenses the class bears.

--------------------------------------------------------------------------------
                           PERFORMANCE COMPARISON
--------------------------------------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                           1         5         10        SINCE
                                          YEAR     YEARS     YEARS     INCEPTION
--------------------------------------------------------------------------------
AS OF 4/30/07
   CLASS I SHARES (INCEPTION 11/8/93)    22.03%     9.72%    12.78%      13.74%
   Russell 3000 Growth Index             11.52%     6.43%     5.38%       8.66%
--------------------------------------------------------------------------------
   CLASS R SHARES (INCEPTION 1/27/03)    21.44%       --        --       19.74%
   Russell 3000 Growth Index             11.52%       --        --       13.93%
--------------------------------------------------------------------------------
AS OF 3/31/07
   CLASS I SHARES                        17.91%     7.66%    12.93%      13.51%
   Russell 3000 Growth Index              6.53%     3.81%     5.53%       8.33%
--------------------------------------------------------------------------------
   CLASS R SHARES                        17.24%       --        --       19.08%
   Russell 3000 Growth Index              6.53%       --        --       13.02%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NOT AN INDICATION OR A GUARANTEE OF FUTURE RESULTS. THE FUND'S AVERAGE ANNUAL TOTAL RETURNS INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE GRAPH AND TABLE ABOVE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD HAVE PAID ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL WILL FLUCTUATE AND THE FUND'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.ALGER.COM OR CALL US AT
(800) 992-3863.

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY*
APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                LARGECAP        SMALLCAP        MIDCAP          CAPITAL
                                 GROWTH          GROWTH         GROWTH       APPRECIATION
                             INSTITUTIONAL   INSTITUTIONAL   INSTITUTIONAL   INSTITUTIONAL
SECTORS                           FUND            FUND           FUND            FUND
------------------------------------------------------------------------------------------
Consumer Discretionary            12.5%           15.4%           20.3%          11.2%
Consumer Staples                  12.1             1.1             0.7            7.4
Energy                             7.3             7.4             9.3            9.9
Financials                        10.2             8.6            10.2            8.4
Health Care                       10.6            16.5            13.9           13.4
Industrials                       12.4            13.2            10.5            2.4
Information Technology            31.1            22.4            26.6           31.0
Materials                          1.4             4.2             4.8            3.7
Telecommunication Services         1.1             3.0             2.6            4.1
Utilities                          1.2             1.2             1.1            0.0
Cash and Net Other Assets          0.1             7.0             0.0            8.5
------------------------------------------------------------------------------------------
                                 100.0%          100.0%          100.0%         100.0%
==========================================================================================

*     BASED ON NET ASSETS FOR EACH FUND.

--------------------------------------------------------------------------------
THE ALGER INSTITUTIONAL FUNDS | ALGER LARGECAP GROWTH INSTITUTIONAL FUND SCHEDULE OF INVESTMENTS (UNAUDITED) APRIL 30, 2007
--------------------------------------------------------------------------------

COMMON STOCKS--99.9%                                    SHARES            VALUE
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.4%
Boeing Company                                           7,000   $      651,000
General Dynamics Corporation                            14,600        1,146,100
--------------------------------------------------------------------------------
                                                                      1,797,100
--------------------------------------------------------------------------------
BEVERAGES--2.1%
PepsiCo, Inc.                                           17,250        1,140,053
--------------------------------------------------------------------------------
BIOTECHNOLOGY--2.7%
Amgen Inc.                                              12,240          785,074
Genentech, Inc.*                                         8,200          655,918
--------------------------------------------------------------------------------
                                                                      1,440,992
--------------------------------------------------------------------------------
CABLE--1.0%
Time Warner Cable, Inc.*                                14,500          533,890
--------------------------------------------------------------------------------
CAPITAL MARKETS--2.7%
Bear Stearns Companies Inc.                              4,650          724,005
Goldman Sachs Group, Inc.                                3,150          688,621
--------------------------------------------------------------------------------
                                                                      1,412,626
--------------------------------------------------------------------------------
COMMUNICATION EQUIPMENT--6.1%
Cisco Systems, Inc.*                                    61,200        1,636,488
Corning Incorporated*                                   18,850          447,122
QUALCOMM Inc.                                            6,350          278,130
Research In Motion Limited*                              6,700          881,586
--------------------------------------------------------------------------------
                                                                      3,243,326
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--6.4%
Apple Computer, Inc.*                                   11,700        1,167,660
Autodesk, Inc.                                           5,850          241,429
Dell Inc.*                                              16,800          423,528
Hewlett-Packard Company                                 10,150          427,721
Memc Electronic Materials, Inc.*                        15,750          864,360
SanDisk Corporation*                                     7,200          312,840
--------------------------------------------------------------------------------
                                                                      3,437,538
--------------------------------------------------------------------------------
CONGLOMERATE--2.0%
ITT Industries, Inc.                                    16,750        1,068,817
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.0%
Emerson Electric Co.                                    11,800          554,482
--------------------------------------------------------------------------------
ELECTRONICS--1.8%
Nintendo Co., Ltd. ADR#                                 23,800          937,273
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--4.5%
Cameron International Corp.*                             8,550          552,073
National-Oilwell Varco Inc.*                             7,300          619,405
Schlumberger Limited                                     7,750          572,183
Transocean Inc.*                                         7,450          642,190
--------------------------------------------------------------------------------
                                                                      2,385,851
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE ALGER INSTITUTIONAL FUNDS | ALGER LARGECAP GROWTH INSTITUTIONAL FUND SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED) APRIL 30, 2007
--------------------------------------------------------------------------------

COMMON STOCKS--(CONT.)                                  SHARES            VALUE
--------------------------------------------------------------------------------
FINANCE--1.0%
Intercontinental Exchange Inc.*                          4,350   $      552,450
--------------------------------------------------------------------------------
FINANCIAL SERVICES--3.4%
Chicago Mercantile Exchange Holdings Inc.                  950          490,912
Hong Kong Exchanges & Clearing Limited                  62,800          604,969
UBS AG                                                  11,200          726,880
--------------------------------------------------------------------------------
                                                                      1,822,761
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--4.9%
CVS Caremark Corporation                                15,400          558,096
Walgreen Co.                                            24,150        1,060,185
Wal-Mart Stores, Inc.                                   10,350          495,972
Whole Foods Market, Inc.                                10,250          479,598
--------------------------------------------------------------------------------
                                                                      2,593,851
--------------------------------------------------------------------------------
FOOD PRODUCTS--.8%
Kraft Foods Inc. Cl. A                                  13,587          454,757
--------------------------------------------------------------------------------
FREIGHT & LOGISTICS--1.3%
FedEx Corp.                                              6,600          695,904
--------------------------------------------------------------------------------
HEALTH & PERSONAL CARE--.9%
Brookdale Senior Living Inc.                            10,350          469,993
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--.8%
Medtronic, Inc.                                          8,600          455,198
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--3.2%
Health Net Inc.*                                        18,650        1,008,219
UnitedHealth Group Incorporated                         12,950          687,127
--------------------------------------------------------------------------------
                                                                      1,695,346
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--6.2%
Hilton Hotels Corporation                               20,050          681,700
International Game Technology                           26,250        1,001,175
Penn National Gaming, Inc.*                              7,600          367,384
Royal Caribbean Cruises Ltd.                             9,550          396,994
Starbucks Corporation*                                  27,200          843,744
--------------------------------------------------------------------------------
                                                                      3,290,997
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--2.3%
Procter & Gamble Company                                19,250        1,237,968
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--3.3%
3M Co.                                                   6,800          562,836
General Electric Company                                32,150        1,185,049
--------------------------------------------------------------------------------
                                                                      1,747,885
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY SERVICES--.8%
Cognizant Technology Solutions Corporation Cl. A*        4,600          411,240
--------------------------------------------------------------------------------
INSURANCE--1.8%
American International Group, Inc.                      13,850          968,253
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE ALGER INSTITUTIONAL FUNDS | ALGER LARGECAP GROWTH INSTITUTIONAL FUND SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED) APRIL 30, 2007
--------------------------------------------------------------------------------

COMMON STOCKS--(CONT.)                                  SHARES            VALUE
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--2.3%
eBay Inc.*                                              36,150   $    1,226,931
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--3.9%
Google Inc. Cl. A*                                       3,000        1,414,140
Yahoo! Inc.*                                            23,150          649,126
--------------------------------------------------------------------------------
                                                                      2,063,266
--------------------------------------------------------------------------------
MACHINERY--.6%
Joy Global Inc.                                          6,000          303,780
--------------------------------------------------------------------------------
MEDIA--3.5%
Comcast Corporation Special Cl. A*                      35,900          947,760
News Corporation Cl. A                                  21,050          471,310
XM Satellite Radio Holdings Inc. Cl. A*                 35,900          420,030
--------------------------------------------------------------------------------
                                                                      1,839,100
--------------------------------------------------------------------------------
METALS & MINING--2.0%
Freeport-McMoRan Copper & Gold, Inc. Cl. B              11,052          742,252
Peabody Energy Corporation                               6,900          331,062
--------------------------------------------------------------------------------
                                                                      1,073,314
--------------------------------------------------------------------------------
OIL & GAS--2.2%
EOG Resources, Inc.                                      7,700          565,488
Valero Energy Corporation                                8,500          596,955
--------------------------------------------------------------------------------
                                                                      1,162,443
--------------------------------------------------------------------------------
PHARMACEUTICALS--3.0%
Bristol-Myers Squibb, Company                            4,750          137,085
Merck & Co. Inc.                                        11,450          588,988
Sepracor Inc.*                                           7,450          399,916
Wyeth                                                    8,700          482,850
--------------------------------------------------------------------------------
                                                                      1,608,839
--------------------------------------------------------------------------------
REAL ESTATE--1.2%
Jones Lang LaSalle Incorporated                          6,100          655,689
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.9%
Broadcom Corporation Cl. A*                             17,350          564,742
Intel Corporation                                       25,600          550,400
NVIDIA Corporation*                                     13,450          442,371
--------------------------------------------------------------------------------
                                                                      1,557,513
--------------------------------------------------------------------------------
SOFTWARE--7.0%
Adobe Systems Incorporated                               9,950          413,522
Microsoft Corporation                                   59,350        1,776,939
Symantec Corporation*                                   27,500          484,000
TomTom NV*                                              24,700        1,051,416
--------------------------------------------------------------------------------
                                                                      3,725,877
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE ALGER INSTITUTIONAL FUNDS | ALGER LARGECAP GROWTH INSTITUTIONAL FUND SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED) APRIL 30, 2007
--------------------------------------------------------------------------------

COMMON STOCKS--(CONT.)                                  SHARES            VALUE
--------------------------------------------------------------------------------
SPECIALTY RETAIL--1.9%
Best Buy Co., Inc.                                       9,650   $      450,172
Urban Outfitters, Inc.*                                 21,704          559,095
--------------------------------------------------------------------------------
                                                                      1,009,267
--------------------------------------------------------------------------------
TOBACCO--1.9%
Altria Group, Inc.                                      15,000        1,033,800
--------------------------------------------------------------------------------
TRANSPORTATION BY AIR--.8%
UAL Corporation*                                        12,950          432,530
--------------------------------------------------------------------------------
UTILITIES--1.2%
Veolia Environnement                                     7,650          631,035
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.1%
NII Holdings Inc. Cl. B*                                 7,450          571,787
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
   (Cost $50,046,337)                                                53,243,722
--------------------------------------------------------------------------------

                                                     PRINCIPAL
SHORT-TERM INVESTMENTS--6.4%                            AMOUNT
--------------------------------------------------------------------------------
U.S. AGENCY OBLIGATIONS
Federal Home Loan Banks, 4.93%, 5/1/07
   (Cost $3,435,000)                               $ 3,435,000        3,435,000
--------------------------------------------------------------------------------

================================================================================
Total Investments
   (Cost $53,481,337)(a)                                 106.3%      56,678,722
Liabilities in Excess of Other Assets                     (6.3)      (3,373,505)
--------------------------------------------------------------------------------
NET ASSETS                                               100.0%  $   53,305,217
================================================================================

*     NON-INCOME PRODUCING SECURITY.

#     AMERICAN DEPOSITARY RECEIPTS.

(a) AT APRIL 30, 2007, THE NET UNREALIZED APPRECIATION ON INVESTMENTS, BASED ON COST FOR FEDERAL INCOME TAX PURPOSES OF $55,395,972 AMOUNTED TO $1,282,750 WHICH CONSISTED OF AGGREGATE GROSS UNREALIZED APPRECIATION OF $4,125,475 AND AGGREGATE GROSS UNREALIZED DEPRECIATION OF $2,842,725.

SEE NOTES TO FINANCIAL STATEMENTS.                                         -16-

--------------------------------------------------------------------------------
THE ALGER INSTITUTIONAL FUNDS | ALGER SMALLCAP GROWTH INSTITUTIONAL FUND SCHEDULE OF INVESTMENTS (UNAUDITED) APRIL 30, 2007
--------------------------------------------------------------------------------

COMMON STOCKS--93.0%                                    SHARES            VALUE
--------------------------------------------------------------------------------
ADVERTISING--.5%
24/7 Real Media, Inc.*                                 324,050   $    3,224,298
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.1%
BE Aerospace, Inc.*                                    232,655        8,526,806
Esterline Technologies Corporation*                    160,125        6,682,016
SI International Inc.*                                 191,230        5,059,946
--------------------------------------------------------------------------------
                                                                     20,268,768
--------------------------------------------------------------------------------
AIRLINES--.8%
AirTran Holdings, Inc.*                                487,190        5,363,962
--------------------------------------------------------------------------------
AUTO COMPONENTS--.8%
LKQ Corporation*                                       217,320        4,907,086
--------------------------------------------------------------------------------
AUTO EQUIPMENT & SERVICES--.8%
Tenneco Inc.*                                          165,805        4,965,860
--------------------------------------------------------------------------------
BIOTECHNOLOGY--3.1%
InterMune Inc.*                                        181,505        5,247,310
Neurocrine Biosciences, Inc.*                          235,150        2,993,460
Onyx Pharmaceuticals, Inc.*                            232,900        6,232,404
Regeneron Pharmaceuticals, Inc.*                       192,340        5,231,648
--------------------------------------------------------------------------------
                                                                     19,704,822
--------------------------------------------------------------------------------
BUSINESS SERVICES--.9%
TeleTech Holdings Inc.*                                159,350        6,012,276
--------------------------------------------------------------------------------
CAPITAL MARKETS--1.1%
Greenhill & Co., Inc.                                  106,660        6,746,245
--------------------------------------------------------------------------------
CHEMICALS--.8%
Zoltek Companies, Inc.*                                158,380        4,821,087
--------------------------------------------------------------------------------
COMMERCIAL BANKS--3.6%
Boston Private Financial Holdings, Inc.                225,705        6,276,856
First Midwest Bancorp, Inc.                            171,750        6,172,695
Signature Bank*                                        199,210        6,267,147
Wintrust Financial Corporation                         108,990        4,684,390
--------------------------------------------------------------------------------
                                                                     23,401,088
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--2.3%
American Reprographics Co.*                            206,875        6,868,250
FTI Consulting, Inc.*                                  208,360        7,661,397
--------------------------------------------------------------------------------
                                                                     14,529,647
--------------------------------------------------------------------------------
COMMUNICATION EQUIPMENT--2.0%
Polycom, Inc.*                                         191,405        6,373,786
Sonus Networks, Inc.*                                  869,035        6,717,641
--------------------------------------------------------------------------------
                                                                     13,091,427
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE ALGER INSTITUTIONAL FUNDS | ALGER SMALLCAP GROWTH INSTITUTIONAL FUND SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED) APRIL 30, 2007
--------------------------------------------------------------------------------

COMMON STOCKS--(CONT.)                                  SHARES            VALUE
--------------------------------------------------------------------------------
COMMUNICATION TECHNOLOGY--1.1%
Dobson Communications Corp.                            742,050   $    6,760,075
--------------------------------------------------------------------------------
COMPUTER SERVICES--2.5%
ANSYS, Inc.*                                            73,700        3,773,440
Digital River, Inc.*                                   122,850        7,190,410
Internap Network Services Corporation*                 312,855        4,805,453
--------------------------------------------------------------------------------
                                                                     15,769,303
--------------------------------------------------------------------------------
COMPUTER TECHNOLOGY--1.1%
Atheros Communications*                                253,935        6,802,919
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--1.1%
URS Corporation*                                       168,705        7,372,409
--------------------------------------------------------------------------------
CORRECTIONAL FACILITIES--1.1%
The Geo Group Inc.*                                    142,550        7,298,560
--------------------------------------------------------------------------------
DRUG DISTRIBUTION--.7%
Hecla Mining Co.                                       491,300        4,328,353
--------------------------------------------------------------------------------
DRUGS & PHARMACEUTICALS--1.0%
United Therapeutics Corporation*                       114,115        6,380,170
--------------------------------------------------------------------------------
ELECTRIC SERVICES--1.2%
ITC Holdings Corp.*                                    177,620        7,474,250
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--3.1%
Dril-Quip Inc.                                         143,220        7,232,610
Horizon Offshore, Inc.*                                210,555        3,368,880
North American Energy Partner*                         320,100        6,850,140
T-3 Energy Services, Inc.*                             109,000        2,779,500
--------------------------------------------------------------------------------
                                                                     20,231,130
--------------------------------------------------------------------------------
FINANCE--.8%
WNS Holdings Limited*                                  189,690        5,041,960
--------------------------------------------------------------------------------
FINANCIAL INFORMATION SERVICES--1.2%
GFI Group Inc.*                                        111,620        7,729,685
--------------------------------------------------------------------------------
FINANCIAL SERVICES--1.1%
Cohen & Steers, Inc.                                   143,750        7,375,812
--------------------------------------------------------------------------------
FOOD & BEVERAGES--1.1%
Hain Celestial Group Inc. (The)*                       235,865        7,083,026
--------------------------------------------------------------------------------
HEALTH CARE--.5%
Gentiva Health Services Inc.*                          158,015        2,958,041
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--3.7%
Hologic, Inc.*                                         126,900        7,303,095
Illumina, Inc.                                         154,230        5,032,525
Thoratec Corporation*                                  209,400        4,108,428
Ventana Medical Systems, Inc.*                         146,305        7,108,960
--------------------------------------------------------------------------------
                                                                     23,553,008
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE ALGER INSTITUTIONAL FUNDS | ALGER SMALLCAP GROWTH INSTITUTIONAL FUND SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED) APRIL 30, 2007
--------------------------------------------------------------------------------

COMMON STOCKS--(CONT.)                                  SHARES            VALUE
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--3.4%
Parexel International Corporation*                     202,230   $    7,943,594
Psychiatric Solutions, Inc.*                           213,520        7,488,146
Sierra Health Services, Inc.*                          155,640        6,446,609
--------------------------------------------------------------------------------
                                                                     21,878,349
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--.8%
Orient-Express Hotels Ltd. Cl. A                       102,700        5,407,155
--------------------------------------------------------------------------------
INSURANCE--1.0%
First Mercury Financial Corporation*                   299,600        6,201,720
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--2.2%
Coldwater Creek Inc.*                                  313,905        6,497,833
Priceline.com Incorporated*                            133,810        7,445,188
--------------------------------------------------------------------------------
                                                                     13,943,021
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--4.6%
Acme Packet, Inc.*                                     237,150        3,203,896
Allscripts Healthcare Solutions, Inc.*                 250,550        6,627,047
DealerTrack Holdings Inc.*                             224,695        7,414,935
Omniture Inc.*                                         260,755        4,912,624
WebEx Communications, Inc.*                            124,250        7,049,945
--------------------------------------------------------------------------------
                                                                     29,208,447
--------------------------------------------------------------------------------
IT SERVICES--.8%
Wright Express Corp.*                                  160,635        5,061,609
--------------------------------------------------------------------------------
LEISURE & ENTERTAINMENT--1.0%
WMS Industries Inc.*                                   164,125        6,542,023
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--1.1%
LIFE TIME FITNESS, Inc.*                               136,945        7,038,973
--------------------------------------------------------------------------------
MACHINERY--2.2%
Actuant Corporation Cl. A                              123,730        6,557,690
Bucyrus International, Inc. Cl. A                      118,280        7,420,887
--------------------------------------------------------------------------------
                                                                     13,978,577
--------------------------------------------------------------------------------
MANUFACTURING--1.2%
Silgan Holdings Inc.                                   135,400        7,769,252
--------------------------------------------------------------------------------
MEDIA--1.9%
NeuStar, Inc. Cl. A*                                   193,610        5,568,224
World Wrestling Entertainment, Inc. Cl. A              397,045        6,753,735
--------------------------------------------------------------------------------
                                                                     12,321,959
--------------------------------------------------------------------------------
MEDICAL DEVICES--.5%
Dexcom Inc.*                                           385,950        3,076,021
--------------------------------------------------------------------------------
MEDICAL PRODUCTS--1.6%
Indevus Pharmaceuticals, Inc.*                         526,200        3,793,902
Inverness Medical Innovations, Inc.*                    76,750        3,073,837
Omrix Biopharmaceuticals, Inc.*                        105,050        3,729,275
--------------------------------------------------------------------------------
                                                                     10,597,014
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE ALGER INSTITUTIONAL FUNDS | ALGER SMALLCAP GROWTH INSTITUTIONAL FUND SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED) APRIL 30, 2007
--------------------------------------------------------------------------------

COMMON STOCKS--(CONT.)                                  SHARES            VALUE
--------------------------------------------------------------------------------
MEDICAL TECHNOLOGY--.4%
Hansen Medical, Inc.*                                  146,250   $    2,777,287
--------------------------------------------------------------------------------
METALS--2.8%
Blue Pearl Mining Ltd.*                                319,300        5,108,800
RBC Bearings, Inc.*                                    203,440        7,732,754
SXR Uranium One, Inc.*                                 332,250        4,977,105
--------------------------------------------------------------------------------
                                                                     17,818,659
--------------------------------------------------------------------------------
METALS & MINING--.8%
Breakwater Resources, Ltd.*                          2,580,935        4,903,777
--------------------------------------------------------------------------------
OIL & GAS--2.7%
Carrizo Oil & Gas, Inc.*                               142,360        5,245,966
Mariner Energy Inc.*                                   289,700        6,532,735
Warren Resources Inc.*                                 400,965        5,296,748
--------------------------------------------------------------------------------
                                                                     17,075,449
--------------------------------------------------------------------------------
OIL AND GAS EXPLORATION SERVICES--.8%
Petrobank Energy and Resources Ltd.*                   253,210        5,132,567
--------------------------------------------------------------------------------
PHARMACEUTICAL PREPARATIONS--.8%
Adams Respiratory Therapeutics, Inc.*                  138,455        5,193,447
--------------------------------------------------------------------------------
PHARMACEUTICALS--.5%
Pharmion Corp.*                                        106,500        3,225,885
--------------------------------------------------------------------------------
REAL ESTATE--.5%
HFF Inc.*                                              217,450        3,474,851
--------------------------------------------------------------------------------
RESTAURANTS--1.0%
McCormick & Schmick's Seafood Restaurants, Inc.*       246,100        6,588,097
--------------------------------------------------------------------------------
RETAIL--2.1%
bebe Stores, Inc.                                      392,600        6,870,500
Phillips-Van Heusen Corporation                        122,420        6,843,278
--------------------------------------------------------------------------------
                                                                     13,713,778
--------------------------------------------------------------------------------
SEMICONDUCTOR CAPITAL EQUIPMENT--1.5%
FormFactor Inc.*                                       111,730        4,613,332
SiRF Technology Holdings, Inc.*                        210,865        5,115,585
--------------------------------------------------------------------------------
                                                                      9,728,917
--------------------------------------------------------------------------------
SEMICONDUCTORS--.7%
Cirrus Logic, Inc.*                                    585,800        4,850,424
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--4.1%
Applied Micro Circuits Corporation*                  1,214,900        3,413,869
ATMI, Inc.*                                            138,255        4,276,227
Cymer, Inc.*                                           103,950        4,211,014
ON Semiconductor Corporation*                          622,000        6,661,620
Tessera Technologies Inc.*                             176,520        7,553,291
--------------------------------------------------------------------------------
                                                                     26,116,021
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE ALGER INSTITUTIONAL FUNDS | ALGER SMALLCAP GROWTH INSTITUTIONAL FUND SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED) APRIL 30, 2007
--------------------------------------------------------------------------------

COMMON STOCKS--(CONT.)                                  SHARES            VALUE
--------------------------------------------------------------------------------
SOFTWARE--3.0%
Synchronoss Technologies Inc.*                         349,425   $    7,841,097
Tibco Software Inc.*                                   492,130        4,488,226
VeriFone Holdings Inc.*                                198,745        7,013,711
--------------------------------------------------------------------------------
                                                                     19,343,034
--------------------------------------------------------------------------------
SPECIALTY RETAIL--2.4%
Aeropostale, Inc.*                                     144,905        5,962,841
Carter's, Inc.*                                        159,750        4,185,450
DSW Inc. Cl. A*                                        129,540        5,020,970
--------------------------------------------------------------------------------
                                                                     15,169,261
--------------------------------------------------------------------------------
TELEPHONE COMMUNICATION--1.2%
NICE Systems Ltd.*                                     203,450        7,456,442
--------------------------------------------------------------------------------
TEXTILES & APPAREL--1.1%
Iconix Brand Group, Inc.*                              353,275        7,111,426
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.0%
Deckers Outdoor Corporation*                            88,250        6,683,172
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--1.1%
Williams Scotsman International Inc.*                  318,280        7,011,708
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.1%
SBA Communications Corporation Cl. A*                  243,225        7,155,680
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
   (Cost $536,638,188)                                              596,749,269
--------------------------------------------------------------------------------

                                                     PRINCIPAL
SHORT-TERM INVESTMENTS--5.9%                            AMOUNT
--------------------------------------------------------------------------------
U.S AGENCY OBLIGATIONS
Federal Home Loan Banks, 4.93%, 5/1/07
   (Cost $37,636,000)                             $ 37,636,000       37,636,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Total Investments
   (Cost $574,274,188)(a)                                 98.9%     634,385,269
Other Assets in Excess of Liabilities                      1.1        7,268,857
--------------------------------------------------------------------------------
NET ASSETS                                               100.0%  $  641,654,126
================================================================================

*    NON-INCOME PRODUCING SECURITY.

(a) AT APRIL 30, 2007, THE NET UNREALIZED APPRECIATION ON INVESTMENTS, BASED ON COST FOR FEDERAL INCOME TAX PURPOSES OF $574,652,719 AMOUNTED TO $59,732,550 WHICH CONSISTED OF AGGREGATE GROSS UNREALIZED APPRECIATION OF $67,887,915 AND AGGREGATE GROSS UNREALIZED DEPRECIATION OF $8,155,365.

SEE NOTES TO FINANCIAL STATEMENTS.                                          -21-

--------------------------------------------------------------------------------
THE ALGER INSTITUTIONAL FUNDS | ALGER MIDCAP GROWTH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) APRIL 30, 2007
--------------------------------------------------------------------------------

COMMON STOCKS--100.0%                                   SHARES            VALUE
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.8%
Armor Holdings, Inc.*                                  359,615   $   25,712,473
BE Aerospace, Inc.*                                    821,390       30,103,943
--------------------------------------------------------------------------------
                                                                     55,816,416
--------------------------------------------------------------------------------
AGRICULTURE--.5%
Mosaic Co.*                                            248,900        7,342,550
--------------------------------------------------------------------------------
AUTO. EQUIPMENT & SERVICE--.5%
Tenneco Inc.*                                          258,525        7,742,824
--------------------------------------------------------------------------------
BIOTECHNOLOGY--4.0%
Affymetrix Inc.*                                       598,850       15,731,790
Celgene Corporation*                                   203,600       12,452,176
Cephalon, Inc.*                                         93,325        7,429,603
InterMune Inc.*                                        140,200        4,053,182
Onyx Pharmaceuticals, Inc.*                            417,200       11,164,272
Regeneron Pharmaceuticals, Inc.*                       321,400        8,742,080
--------------------------------------------------------------------------------
                                                                     59,573,103
--------------------------------------------------------------------------------
CAPITAL MARKETS--2.1%
Affiliated Managers Group, Inc.*                       111,475       13,112,804
National Financial Partners Corporation                387,500       17,852,125
--------------------------------------------------------------------------------
                                                                     30,964,929
--------------------------------------------------------------------------------
CHEMICALS--1.3%
Nalco Holding Co.*                                     701,100       18,635,238
--------------------------------------------------------------------------------
COMMERCIAL BANKS--.4%
Boston Private Financial Holdings, Inc.                199,600        5,550,876
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--2.9%
Allied Waste Industries Inc.                         1,411,200       18,867,744
Apollo Group, Inc. Cl. A*                              223,800       10,585,740
Net 1 UEPS Technologies, Inc.*                         529,807       13,340,540
--------------------------------------------------------------------------------
                                                                     42,794,024
--------------------------------------------------------------------------------
COMMUNICATION EQUIPMENT--1.1%
Research In Motion Limited*                            129,165       16,995,531
--------------------------------------------------------------------------------
COMPUTER SERVICES--.9%
Digital River, Inc.*                                   223,200       13,063,896
--------------------------------------------------------------------------------
COMPUTER TECHNOLOGY--2.3%
Atheros Communications*                                705,635       18,903,961
NAVTEQ*                                                410,185       14,504,142
--------------------------------------------------------------------------------
                                                                     33,408,103
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE ALGER INSTITUTIONAL FUNDS | ALGER MIDCAP GROWTH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED) APRIL 30, 2007
--------------------------------------------------------------------------------

COMMON STOCKS--(CONT.)                                  SHARES            VALUE
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--5.9%
Apple Computer, Inc.*                                  395,300   $   39,450,940
Isilon Systems, Inc.*                                  549,200        6,705,732
Memc Electronic Materials, Inc.*                       629,165       34,528,575
SanDisk Corporation*                                   169,300        7,356,085
--------------------------------------------------------------------------------
                                                                     88,041,332
--------------------------------------------------------------------------------
CONGLOMERATE--1.8%
ITT Industries, Inc.                                   411,600       26,264,196
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--2.6%
Chicago Bridge & Iron Company N.V.                     518,600       17,959,118
McDermott International, Inc.*                         384,540       20,634,416
--------------------------------------------------------------------------------
                                                                     38,593,534
--------------------------------------------------------------------------------
DRUGS & PHARMACEUTICALS--1.0%
United Therapeutics Corporation*                       260,255       14,550,857
--------------------------------------------------------------------------------
ELECTRONICS--2.0%
Nintendo Co., Ltd. ADR#                                735,330       28,958,178
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--5.0%
Baker Hughes Inc.                                      261,700       21,038,063
Cameron International Corp.*                           134,130        8,660,774
National-Oilwell Varco Inc.*                           280,135       23,769,455
Transocean Inc.*                                       244,800       21,101,760
--------------------------------------------------------------------------------
                                                                     74,570,052
--------------------------------------------------------------------------------
FINANCE--1.3%
Intercontinental Exchange Inc.*                        147,700       18,757,900
--------------------------------------------------------------------------------
FINANCIAL INFORMATION SERVICES--1.9%
GFI Group Inc.*                                        417,900       28,939,575
--------------------------------------------------------------------------------
FINANCIAL SERVICES--3.2%
AllianceBernstein Holding LP                           119,200       10,842,432
Chicago Mercantile Exchange Holdings Inc.               20,000       10,335,000
Hong Kong Exchanges & Clearing Limited                 625,460        6,025,226
Lazard Ltd.                                            386,113       20,908,019
--------------------------------------------------------------------------------
                                                                     48,110,677
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--.7%
Whole Foods Market, Inc.                               222,000       10,387,380
--------------------------------------------------------------------------------
HEALTH & PERSONAL CARE--.5%
Brookdale Senior Living Inc.                           153,200        6,956,812
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.5%
Intuitive Surgical, Inc.*                              110,900       14,379,294
Mentor Corporation                                     198,705        7,731,612
--------------------------------------------------------------------------------
                                                                     22,110,906
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE ALGER INSTITUTIONAL FUNDS | ALGER MIDCAP GROWTH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED) APRIL 30, 2007
--------------------------------------------------------------------------------

COMMON STOCKS--(CONT.)                                  SHARES            VALUE
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--3.9%
Centene Corporation*                                   652,000   $   13,568,120
Health Net Inc.*                                       331,450       17,918,187
McKesson Corporation                                   211,500       12,442,545
Psychiatric Solutions, Inc.*                           412,170       14,454,802
--------------------------------------------------------------------------------
                                                                     58,383,654
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--8.3%
Cheesecake Factory Incorporated (The)*                 282,100        7,785,960
International Game Technology                          281,600       10,740,224
Orient-Express Hotels Ltd. Cl. A                       711,260       37,447,838
Penn National Gaming, Inc.*                            414,200       20,022,428
Royal Caribbean Cruises Ltd.                           364,015       15,132,104
Scientific Games Corporation*                          551,710       18,366,426
Starbucks Corporation*                                 442,600       13,729,452
--------------------------------------------------------------------------------
                                                                    123,224,432
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY SERVICES--.5%
Cognizant Technology Solutions Corporation Cl. A*       82,700        7,393,380
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--5.2%
Allscripts Healthcare Solutions, Inc.*                 938,955       24,835,360
DealerTrack Holdings Inc.*                             357,172       11,786,676
Expedia, Inc.*                                         583,100       13,772,822
SINA Corp.*                                            772,200       26,625,456
--------------------------------------------------------------------------------
                                                                     77,020,314
--------------------------------------------------------------------------------
LEISURE & ENTERTAINMENT--.9%
Vail Resorts Inc.                                      233,100       13,291,362
--------------------------------------------------------------------------------
MEDIA--2.2%
DreamWorks Animation SKG, Inc. Cl. A*                  721,500       21,125,520
Regal Entertainment Group                              529,100       11,507,925
--------------------------------------------------------------------------------
                                                                     32,633,445
--------------------------------------------------------------------------------
MEDICAL PRODUCTS--.9%
Metabolix, Inc.*                                       509,000       12,730,090
--------------------------------------------------------------------------------
METALS--3.0%
Blue Pearl Mining Ltd.*                                977,500       15,640,000
China Molybdenum Co.*                                   24,000           38,293
SXR Uranium One, Inc.*                               1,263,975       18,934,346
Yamana Gold, Inc.                                      741,035       10,352,258
--------------------------------------------------------------------------------
                                                                     44,964,897
--------------------------------------------------------------------------------
METALS & MINING--2.3%
Paladin Resources Limited*                           1,417,980       11,131,143
Peabody Energy Corporation                             308,400       14,797,032
Southern Copper Corp.                                   93,300        7,491,990
--------------------------------------------------------------------------------
                                                                     33,420,165
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE ALGER INSTITUTIONAL FUNDS | ALGER MIDCAP GROWTH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED) APRIL 30, 2007
--------------------------------------------------------------------------------

COMMON STOCKS--(CONT.)                                  SHARES            VALUE
--------------------------------------------------------------------------------
OIL & GAS--1.5%
Valero Energy Corporation                              317,815   $   22,320,147
--------------------------------------------------------------------------------
OIL & GAS EXPLORATION SERVICES--.5%
Petrobank Energy and Resources Ltd.*                   363,800        7,374,226
--------------------------------------------------------------------------------
PHARMACEUTICALS--.4%
Endo Pharmaceuticals Holdings Inc.*                    197,400        6,107,556
--------------------------------------------------------------------------------
PHOTOGRAPHY--.5%
Shutterfly, Inc.*                                      448,600        7,285,264
--------------------------------------------------------------------------------
REAL ESTATE--1.2%
Jones Lang LaSalle Incorporated                        168,595       18,122,277
--------------------------------------------------------------------------------
RETAIL--1.5%
Sothebys Holdings Inc., Cl. A                          433,600       22,382,432
--------------------------------------------------------------------------------
SEMICONDUCTOR CAPITAL EQUIPMENT--.8%
SiRF Technology Holdings, Inc.*                        502,485       12,190,286
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--5.7%
Lam Research Corporation*                              216,600       11,648,748
ON Semiconductor Corporation*                        2,765,425       29,617,702
Tessera Technologies Inc.*                             706,345       30,224,502
Trident Microsystems, Inc.*                            586,400       12,449,272
--------------------------------------------------------------------------------
                                                                     83,940,224
--------------------------------------------------------------------------------
SOFTWARE--4.0%
Activision, Inc.*                                    1,110,980       22,219,600
Adobe Systems Incorporated                             353,600       14,695,616
Synchronoss Technologies Inc.*                         482,400       10,825,056
TomTom NV*                                             280,900       11,957,051
--------------------------------------------------------------------------------
                                                                     59,697,323
--------------------------------------------------------------------------------
SPECIALTY RETAIL--3.9%
Abercrombie & Fitch Co. Cl. A                           47,100        3,846,186
Gamestop Corp. Cl. A*                                  714,316       23,693,862
PETSMART, Inc.                                         431,100       14,308,209
Urban Outfitters, Inc.*                                596,800       15,373,568
--------------------------------------------------------------------------------
                                                                     57,221,825
--------------------------------------------------------------------------------
TEXTILES & APPAREL--.8%
Iconix Brand Group, Inc.*                              596,300       12,003,519
--------------------------------------------------------------------------------
TRANSPORTATION--1.1%
Textron Inc.                                           155,000       15,758,850
--------------------------------------------------------------------------------
UTILITIES--1.1%
Veolia Environnement                                   192,880       15,910,671
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE ALGER INSTITUTIONAL FUNDS | ALGER MIDCAP GROWTH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED) APRIL 30, 2007
--------------------------------------------------------------------------------

COMMON STOCKS--(CONT.)                                  SHARES            VALUE
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--2.6%
NII Holdings Inc. Cl. B*                               240,745   $   18,477,179
SBA Communications Corporation Cl. A*                  703,265       20,690,056
--------------------------------------------------------------------------------
                                                                     39,167,235
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
   (Cost $1,346,071,159)                                          1,480,672,463
--------------------------------------------------------------------------------

                                                     PRINCIPAL
SHORT-TERM INVESTMENTS--4.3%                            AMOUNT
--------------------------------------------------------------------------------
U.S. AGENCY OBLIGATIONS
Federal Home Loan Banks 4.93%, 5/1/2007
   (Cost $64,070,000)                              $64,070,000       64,070,000
--------------------------------------------------------------------------------

================================================================================
Total Investments
   (Cost $1,410,141,159)(a)                              104.3%   1,544,742,463
Liabilities In Excess of Other Assets                     (4.3)     (63,455,639)
--------------------------------------------------------------------------------
NET ASSETS                                               100.0%  $1,481,286,824
================================================================================

*     NON-INCOME PRODUCING SECURITIES.

#     AMERICAN DEPOSITARY RECEIPTS.

(a) AT APRIL 30, 2007 THE NET APPRECIATION DEPRECIATION ON INVESTMENTS, BASED ON COST FOR FEDERAL INCOME TAX PURPOSES OF $1,433,064,817, AMOUNTED TO $111,677,646, WHICH CONSISTED OF AGGREGATE GROSS UNREALIZED APPRECIATION OF $150,588,493 AND AGGREGATE GROSS UNREALIZED DEPRECIATION OF $38,910,847.

SEE NOTES TO FINANCIAL STATEMENTS.                                          -26-

--------------------------------------------------------------------------------
THE ALGER INSTITUTIONAL FUNDS | ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND SCHEDULE OF INVESTMENTS (UNAUDITED) APRIL 30, 2007
--------------------------------------------------------------------------------

COMMON STOCKS--91.5%                                    SHARES            VALUE
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.9%
Armor Holdings, Inc.*                                   29,600   $    2,116,400
BE Aerospace, Inc.*                                     51,250        1,878,313
Boeing Company                                          10,200          948,600
--------------------------------------------------------------------------------
                                                                      4,943,313
--------------------------------------------------------------------------------
BIOTECHNOLOGY--3.4%
Amgen Inc.                                              28,150        1,805,540
Cephalon, Inc.*                                         17,500        1,393,175
InterMune Inc.*                                         41,700        1,205,547
Neurocrine Biosciences, Inc.*                           42,900          546,117
Onyx Pharmaceuticals, Inc.*                             93,600        2,504,736
Regeneron Pharmaceuticals, Inc.*                        46,500        1,264,800
--------------------------------------------------------------------------------
                                                                      8,719,915
--------------------------------------------------------------------------------
BUSINESS SERVICES--.4%
Endeavor Acquisition Corp.*                            101,900        1,068,931
--------------------------------------------------------------------------------
CAPITAL MARKETS--1.9%
Bear Stearns Companies Inc.                             17,050        2,654,685
Legg Mason, Inc.                                         5,350          530,667
National Financial Partners Corporation                 38,000        1,750,660
--------------------------------------------------------------------------------
                                                                      4,936,012
--------------------------------------------------------------------------------
CASINOS & RESORTS--.5%
Bally Technologies Inc.*                                53,200        1,244,880
--------------------------------------------------------------------------------
COMMERCIAL BANKS--.6%
Bank of America Corporation                             31,550        1,605,895
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.3%
Net 1 UEPS Technologies, Inc.*                         134,700        3,391,746
--------------------------------------------------------------------------------
COMMUNICATION EQUIPMENT--3.9%
Cisco Systems, Inc.*                                   224,000        5,989,760
Corning Incorporated*                                   42,100          998,612
Sonus Networks, Inc.*                                  388,500        3,003,105
--------------------------------------------------------------------------------
                                                                      9,991,477
--------------------------------------------------------------------------------
COMPUTER SERVICES--1.6%
Digital River, Inc.*                                    70,300        4,114,659
--------------------------------------------------------------------------------
COMPUTER TECHNOLOGY--.5%
Atheros Communications*                                 46,080        1,234,483
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--4.9%
Apple Computer, Inc.*                                   26,800        2,674,640
Autodesk, Inc.                                          52,800        2,179,056
Hewlett-Packard Company                                 51,900        2,187,066
Memc Electronic Materials, Inc.*                        54,400        2,985,472
Network Appliance, Inc.*                                35,300        1,313,513
Seagate Technology                                      53,700        1,189,455
--------------------------------------------------------------------------------
                                                                     12,529,202
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE ALGER INSTITUTIONAL FUNDS | ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED) APRIL 30, 2007
--------------------------------------------------------------------------------

COMMON STOCKS--(CONT.)                                  SHARES            VALUE
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--.5%
McDermott International, Inc.*                          23,300   $    1,250,278
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--.7%
Level 3 Communication Inc.*                            310,790        1,727,992
--------------------------------------------------------------------------------
DRUGS & PHARMACEUTICALS--.9%
United Therapeutics Corporation*                        43,500        2,432,085
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.9%
Cameron International Corp.*                             8,500          548,845
Diamond Offshore Drilling Inc.                          37,200        3,184,320
National-Oilwell Varco Inc.*                            15,000        1,272,750
--------------------------------------------------------------------------------
                                                                      5,005,915
--------------------------------------------------------------------------------
FINANCIAL INFORMATION SERVICES--1.3%
GFI Group Inc.*                                         48,400        3,351,700
--------------------------------------------------------------------------------
FINANCIAL SERVICES--3.0%
AllianceBernstein Holding LP                            13,000        1,182,480
Chicago Mercantile Exchange Holdings Inc.                4,400        2,273,700
Dollar Financial Corporation*                           71,000        2,068,940
Lazard Ltd.                                             38,300        2,073,945
--------------------------------------------------------------------------------
                                                                      7,599,065
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--3.9%
CVS Caremark Corporation                               273,500        9,911,640
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--2.3%
Hologic, Inc.*                                          21,400        1,231,570
Intuitive Surgical, Inc.*                               16,400        2,126,424
Thoratec Corporation*                                   34,000          667,080
Ventana Medical Systems, Inc.*                          38,500        1,870,715
--------------------------------------------------------------------------------
                                                                      5,895,789
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--3.6%
Cardinal Health, Inc.                                   98,900        6,918,055
Express Scripts, Inc.*                                  11,200        1,070,160
Health Net Inc.*                                        21,200        1,146,072
--------------------------------------------------------------------------------
                                                                      9,134,287
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.9%
Hilton Hotels Corporation                               69,100        2,349,400
International Game Technology                           51,600        1,968,024
Penn National Gaming, Inc.*                             26,500        1,281,010
Scientific Games Corporation*                           58,300        1,940,807
--------------------------------------------------------------------------------
                                                                      7,539,241
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.1%
Procter & Gamble Company                                43,602        2,804,045
--------------------------------------------------------------------------------
INSURANCE--1.1%
American International Group, Inc.                      41,400        2,894,274
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE ALGER INSTITUTIONAL FUNDS | ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED) APRIL 30, 2007
--------------------------------------------------------------------------------

COMMON STOCKS--(CONT.)                                  SHARES            VALUE
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--2.9%
Coldwater Creek Inc.*                                   28,500   $      589,950
eBay Inc.*                                             162,400        5,511,856
Nutri/System, Inc.                                      22,300        1,382,600
--------------------------------------------------------------------------------
                                                                      7,484,406
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--6.1%
DealerTrack Holdings Inc.*                              98,375        3,246,375
Google Inc. Cl. A*                                      19,300        9,097,634
SINA Corp.*                                             69,600        2,399,808
Yahoo! Inc.*                                            34,330          962,613
--------------------------------------------------------------------------------
                                                                     15,706,430
--------------------------------------------------------------------------------
LEISURE & ENTERTAINMENT--.5%
Cinemark Holdings, Inc.*                                65,500        1,237,950
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--.2%
Smith & Wesson Holding Corporation*                     35,200          482,944
--------------------------------------------------------------------------------
MEDIA--3.3%
DreamWorks Animation SKG, Inc. Cl. A*                   71,000        2,078,880
Focus Media Holding Limited ADR*#                       35,400        1,309,800
McGraw-Hill Companies, Inc. (The)                       35,400        2,319,762
Regal Entertainment Group                              122,300        2,660,025
--------------------------------------------------------------------------------
                                                                      8,368,467
--------------------------------------------------------------------------------
METAL FABRICATING--.2%
OM Group, Inc.                                          12,100          635,613
--------------------------------------------------------------------------------
METALS--1.7%
Blue Pearl Mining Ltd.*                                195,300        3,124,800
SXR Uranium One, Inc.*                                  75,500        1,130,990
--------------------------------------------------------------------------------
                                                                      4,255,790
--------------------------------------------------------------------------------
METALS & MINING--3.5%
Breakwater Resources, Ltd.*                             20,700           39,330
Cameco Corporation                                      68,900        3,212,118
Freeport-McMoRan Copper & Gold, Inc. Cl. B              39,800        2,672,968
Inmet Mining Corporation                                 9,600          583,584
Paladin Resources Limited*                             302,800        2,376,980
--------------------------------------------------------------------------------
                                                                      8,884,980
--------------------------------------------------------------------------------
OIL & GAS--4.8%
Marathon Oil Corporation                                21,200        2,152,860
Range Resources Corporation                              5,600          204,680
Valero Energy Corporation                              111,700        7,844,690
Warren Resources Inc.*                                 152,400        2,013,204
--------------------------------------------------------------------------------
                                                                     12,215,434
--------------------------------------------------------------------------------
OIL & GAS EXPLORATION SERVICES--1.5%
Petrobank Energy and Resources Ltd.*                   191,600        3,883,732
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE ALGER INSTITUTIONAL FUNDS | ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED) APRIL 30, 2007
--------------------------------------------------------------------------------

COMMON STOCKS--(CONT.)                                  SHARES            VALUE
--------------------------------------------------------------------------------
PHARMACEUTICAL PREPARATIONS--.9%
Adams Respiratory Therapeutics, Inc.*                   64,800   $    2,430,648
--------------------------------------------------------------------------------
PHARMACEUTICALS--2.2%
Abbott Laboratories                                     34,500        1,953,390
Salix Pharmaceuticals, Ltd.*                            82,600        1,075,452
Sepracor Inc.*                                          49,900        2,678,632
--------------------------------------------------------------------------------
                                                                      5,707,474
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--7.5%
Lam Research Corporation*                               68,500        3,683,930
ON Semiconductor Corporation*                          605,000        6,479,550
Rambus Inc.*                                           106,100        2,101,841
Tessera Technologies Inc.*                              89,200        3,816,868
Trident Microsystems, Inc.*                            147,600        3,133,548
--------------------------------------------------------------------------------
                                                                     19,215,737
--------------------------------------------------------------------------------
SOFTWARE--3.1%
Adobe Systems Incorporated                              46,400        1,928,384
Microsoft Corporation                                  102,400        3,065,856
Symantec Corporation*                                   40,000          704,000
TomTom NV*                                              52,700        2,243,304
--------------------------------------------------------------------------------
                                                                      7,941,544
--------------------------------------------------------------------------------
SPECIALTY RETAIL--1.9%
Abercrombie & Fitch Co. Cl. A                           16,800        1,371,888
Gamestop Corp Cl. A*                                    38,700        1,283,679
Urban Outfitters, Inc.*                                 86,900        2,238,544
--------------------------------------------------------------------------------
                                                                      4,894,111
--------------------------------------------------------------------------------
TEXTILES & APPAREL--1.2%
Iconix Brand Group, Inc.*                              150,200        3,023,526
--------------------------------------------------------------------------------
TOBACCO--2.5%
Altria Group, Inc.                                      91,650        6,316,519
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--3.4%
America Movil S.A. de C.V. Series L ADR#                52,800        2,773,584
American Tower Corporation Cl. A*                       51,369        1,952,022
NII Holdings Inc. Cl. B*                                52,750        4,048,563
--------------------------------------------------------------------------------
                                                                      8,774,169
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
   (Cost $218,780,447)                                              234,786,298
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE ALGER INSTITUTIONAL FUNDS | ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED) APRIL 30, 2007
--------------------------------------------------------------------------------

                                                     PRINCIPAL
SHORT-TERM INVESTMENTS--7.0%                            AMOUNT            VALUE
--------------------------------------------------------------------------------
U.S. AGENCY OBLIGATIONS
Federal Home Loan Banks, 4.93%, 5/1/07
   (Cost $17,860,000)                             $ 17,860,000   $   17,860,000
--------------------------------------------------------------------------------

================================================================================
Total Investments
   (Cost $236,640,447)(a)                                 98.5%     252,646,298
Other Assets in Excess of Liabilities                      1.5        3,801,225
--------------------------------------------------------------------------------
NET ASSETS                                               100.0%  $  256,447,523
================================================================================

*     NON-INCOME PRODUCING SECURITIES.

#     AMERICAN DEPOSITARY RECEIPTS.

(a) AT APRIL 30, 2007 THE NET APPRECIATION DEPRECIATION ON INVESTMENTS, BASED ON COST FOR FEDERAL INCOME TAX PURPOSES OF $237,159,116, AMOUNTED TO $15,487,182, WHICH CONSISTED OF AGGREGATE GROSS UNREALIZED APPRECIATION OF $18,388,142 AND AGGREGATE GROSS UNREALIZED DEPRECIATION OF $2,900,960.

SEE NOTES TO FINANCIAL STATEMENTS.                                          -31-

--------------------------------------------------------------------------------
THE ALGER INSTITUTIONAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED) APRIL 30, 2007
--------------------------------------------------------------------------------

                                                                      LARGECAP
                                                                        GROWTH
                                                                          FUND
-------------------------------------------------------------------------------
ASSETS:
Investments in securities, at value (identified cost)*
   --see accompanying schedules of investments                 $    56,678,722
Cash                                                                    17,195
Receivable for investment securities sold                              787,205
Receivable for shares of beneficial interest sold                      152,481
Dividends and interest receivable                                       26,417
Prepaid expenses                                                        28,608
-------------------------------------------------------------------------------
   Total Assets                                                     57,690,628
===============================================================================
LIABILITIES:
Payable for investment securities purchased                          1,667,761
Payable for shares of beneficial interest redeemed                   2,639,598
Accured investment advisory fees                                        33,806
Accured transfer agent fees                                              6,618
Accured distribution fees                                                2,538
Administrative fees                                                      1,905
Accured shareholder servicing fees                                      11,903
Accured expenses                                                        21,282
-------------------------------------------------------------------------------
   Total Liabilites                                                  4,385,411
-------------------------------------------------------------------------------
NET ASSETS                                                     $    53,305,217
===============================================================================

NET ASSETS CONSIST OF:
   Paid in capital                                             $    59,466,708
   Undistributed net investment income (accumulated loss)              (94,730)
   Undistributed net realized gain (accumulated loss)               (9,264,146)
   Net unrealized appreciation (depreciation) of investments         3,197,385
-------------------------------------------------------------------------------
NET ASSETS                                                     $    53,305,217
===============================================================================

SHARES OF BENEFICIAL INTEREST OUTSTANDING--NOTE 6
CLASS I                                                              3,255,297
-------------------------------------------------------------------------------
CLASS R                                                                415,614
===============================================================================
NET ASSET VALUE PER SHARE
CLASS I                                                        $         14.55
-------------------------------------------------------------------------------
CLASS R                                                        $         14.29
-------------------------------------------------------------------------------

*Identified cost                                               $    53,481,337
===============================================================================

SEE NOTES TO FINANCIAL STATEMENTS.                                          -32-

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                    SMALLCAP            MIDCAP         CAPITAL
                                                                      GROWTH            GROWTH    APPRECIATION
                                                                        FUND              FUND            FUND
---------------------------------------------------------------------------------------------------------------
ASSETS:
Investments in securities, at value (identified cost)*
   --see accompanying schedules of investments                 $ 634,385,269   $ 1,544,742,463   $ 252,646,298
Cash                                                               2,836,351            29,249         677,844
Receivable for investment securities sold                         11,517,727        56,934,011      10,508,660
Receivable for shares of beneficial interest sold                 10,825,447         5,164,766       3,225,709
Dividends and interest receivable                                     22,496           138,752          55,257
Prepaid expenses                                                      47,505           133,111          31,252
---------------------------------------------------------------------------------------------------------------
   Total Assets                                                  659,634,795     1,607,142,352     267,145,020
===============================================================================================================
LIABILITIES:
Payable for investment securities purchased                       16,057,265       117,545,481       9,890,312
Payable for shares of beneficial interest redeemed                 1,208,862         6,800,214         540,070
Accured investment advisory fees                                     389,280           950,023         166,299
Accured transfer agent fees                                          138,355            36,992           3,669
Accured distribution fees                                              9,120            20,338           5,032
Administrative fees                                                   19,224            50,001           8,212
Accured shareholder servicing fees                                   106,508           312,507          51,327
Accured expenses                                                      52,055           139,972          32,576
---------------------------------------------------------------------------------------------------------------
   Total Liabilites                                               17,980,669       125,855,528      10,697,497
---------------------------------------------------------------------------------------------------------------
NET ASSETS                                                     $ 641,654,126   $ 1,481,286,824   $ 256,447,523
===============================================================================================================

NET ASSETS CONSIST OF:
   Paid in capital                                             $ 623,607,179   $ 1,202,602,329   $ 286,847,638
   Undistributed net investment income (accumulated loss)         (1,498,325)       (3,854,549)       (193,084)
   Undistributed net realized gain (accumulated loss)            (40,565,809)      147,937,740     (46,212,882)
   Net unrealized appreciation (depreciation) of investments      60,111,081       134,601,304      16,005,851
---------------------------------------------------------------------------------------------------------------
NET ASSETS                                                     $ 641,654,126   $ 1,481,286,824   $ 256,447,523
===============================================================================================================

SHARES OF BENEFICIAL INTEREST OUTSTANDING--NOTE 6
CLASS I                                                           23,439,479        76,911,039      13,167,599
---------------------------------------------------------------------------------------------------------------
CLASS R                                                              883,503         2,674,537         791,677
===============================================================================================================
NET ASSET VALUE PER SHARE
CLASS I                                                        $       26.40   $         18.63   $       18.39
---------------------------------------------------------------------------------------------------------------
CLASS R                                                        $       25.90   $         18.19   $       18.01
---------------------------------------------------------------------------------------------------------------

*Identified cost                                               $ 574,274,188   $ 1,410,141,159   $ 236,640,447
===============================================================================================================

--------------------------------------------------------------------------------
THE ALGER INSTITUTIONAL FUNDS
STATEMENTS OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED APRIL 30, 2007
--------------------------------------------------------------------------------

                                                                       LARGECAP
                                                                         GROWTH
                                                                           FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
Income:
   Dividends (net of foreign withholding taxes*)               $        414,047
   Interest and other                                                    44,915
--------------------------------------------------------------------------------
   Total Income                                                         458,962
--------------------------------------------------------------------------------
EXPENSES:
   Investment advisory fees--Note 3(a)                                  276,592
   Shareholder servicing fees--Note 3(d)                                 97,093
   Custodian fees                                                        14,687
   Administrative fees--Note 3(a)                                        14,686
   Transfer agent fees and expenses                                       8,690
   Professional fees                                                     13,338
   Printing fees                                                         12,090
   Distribution fees--Note 3(b)                                          13,362
   Trustees fees                                                          5,256
   Interest expense                                                      57,789
   Registration fees                                                     22,941
   Miscellaneous                                                         17,168
--------------------------------------------------------------------------------
   Total Expenses                                                       553,692
--------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                     (94,730)
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
   FOREIGN CURRENCY TRANSACTIONS:
Net realized gain on investments                                     11,342,243
Net realized loss on foreign currency transactions                       (3,608)
Net change in unrealized appreciation (depreciation) on
   investments and foreign currency translations                     (3,275,446)
--------------------------------------------------------------------------------
Net realized and unrealized gain on
   investments and foreign currency                                   8,063,189
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                                   $      7,968,459
================================================================================

*Foreign withholding taxes                                     $          8,676
================================================================================

SEE NOTES TO FINANCIAL STATEMENTS.                                          -34-

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                    SMALLCAP            MIDCAP         CAPITAL
                                                                      GROWTH            GROWTH    APPRECIATION
                                                                        FUND              FUND            FUND
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Income:
   Dividends (net of foreign withholding taxes*)               $     405,395   $     4,046,742   $     955,772
   Interest and other                                                894,051           703,850         193,178
---------------------------------------------------------------------------------------------------------------
   Total Income                                                    1,299,446         4,750,592       1,148,950
---------------------------------------------------------------------------------------------------------------
EXPENSES:
   Investment advisory fees--Note 3(a)                             1,712,113         5,356,377         840,727
   Shareholder servicing fees--Note 3(d)                             269,167         1,758,487         259,078
   Custodian fees                                                     30,125            80,735          22,401
   Administrative fees--Note 3(a)                                     82,041           270,781          40,136
   Transfer agent fees and expenses                                  396,288           134,410          17,073
   Professional fees                                                  52,953           154,396          20,148
   Printing fees                                                     132,835           381,430          62,895
   Distribution fees--Note 3(b)                                       35,113           113,440          21,238
   Trustees fees                                                       5,256             5,256           5,256
   Interest expense                                                       --            81,229           3,269
   Registration fees                                                  51,570            42,174          22,685
   Miscellaneous                                                      30,310           226,426          27,128
---------------------------------------------------------------------------------------------------------------
   Total Expenses                                                  2,797,771         8,605,141       1,342,034
---------------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                               (1,498,325)       (3,854,549)       (193,084)
---------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
   FOREIGN CURRENCY TRANSACTIONS:
Net realized gain on investments                                  12,599,086       170,976,121      27,773,619
Net realized loss on foreign currency transactions                        --          (111,153)         (5,756)
Net change in unrealized appreciation (depreciation) on
   investments and foreign currency translations                  30,033,478        49,170,896       3,670,367
---------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on
   investments and foreign currency                               42,632,564       220,035,864      31,438,230
---------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                                   $  41,134,239   $   216,181,315   $  31,245,146
===============================================================================================================

*Foreign withholding taxes                                     $          --   $         8,180   $         867
===============================================================================================================

--------------------------------------------------------------------------------
THE ALGER INSTITUTIONAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                     LARGECAP GROWTH FUND
-----------------------------------------------------------------------------------------------
                                                                  For the Six          For the
                                                                 Months Ended       Year Ended
                                                               April 30, 2007      October 31,
                                                                  (Unaudited)             2006
-----------------------------------------------------------------------------------------------
Net investment loss                                            $      (94,730)  $     (102,108)
Net realized gain on investments and foreign
   currency transactions                                           11,338,635        4,641,071
Net change in unrealized appreciation (depreciation)
   on investments and foreign currency translations                (3,275,446)         398,233
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                7,968,459        4,937,196
-----------------------------------------------------------------------------------------------
Dividends and distributions to shareholders from:
   Net investment income
     Class I                                                               --         (274,583)
     Class R                                                               --               --
   Net realized gains
     Class I                                                               --               --
     Class R                                                               --               --
-----------------------------------------------------------------------------------------------
Total dividends and distributions to shareholders                          --         (274,583)
-----------------------------------------------------------------------------------------------
Increase (decrease) from shares of beneficial interest
   transactions:
     Class I                                                      (66,411,010)      15,167,055
     Class R                                                           40,666        1,326,484
-----------------------------------------------------------------------------------------------
Net increase (decrease) from shares of beneficial
   interest transactions--Note 6                                  (66,370,344)      16,493,539
-----------------------------------------------------------------------------------------------
        Total increase (decrease)                                 (58,401,885)      21,156,152
-----------------------------------------------------------------------------------------------
Net Assets:
   Beginning of period                                            111,707,102       90,550,950
===============================================================================================
   END OF PERIOD                                               $   53,305,217   $  111,707,102
===============================================================================================

Undistributed net investment income (accumulated loss)         $      (94,730)              --
-----------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.                                          -36-

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                     SMALLCAP GROWTH FUND                MIDCAP GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                  For the Six          For the       For the Six           For the
                                                                 Months Ended       Year Ended      Months Ended        Year Ended
                                                               April 30, 2007      October 31,    April 30, 2007       October 31,
                                                                  (Unaudited)             2006       (Unaudited)              2006
-----------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                            $   (1,498,325)  $   (1,057,966)  $    (3,854,549)  $    (7,222,413)
Net realized gain on investments and foreign
   currency transactions                                           12,599,086        9,465,333       170,864,968       100,386,957
Net change in unrealized appreciation (depreciation)
   on investments and foreign currency translations                30,033,478       21,907,507        49,170,896        13,901,396
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations               41,134,239       30,314,874       216,181,315       107,065,940
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders from:
   Net investment income
     Class I                                                               --               --                --                --
     Class R                                                               --               --                --                --
   Net realized gains
     Class I                                                               --               --      (105,905,536)     (120,622,354)
     Class R                                                               --               --        (3,494,730)       (2,632,250)
-----------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions to shareholders                          --               --      (109,400,266)     (123,254,604)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from shares of beneficial interest
   transactions:
     Class I                                                      273,168,587      205,029,616       (20,294,160)      271,608,898
     Class R                                                       13,490,040        4,805,444         1,944,992        21,821,311
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from shares of beneficial
   interest transactions--Note 6                                  286,658,627      209,835,060       (18,349,168)      293,430,209
-----------------------------------------------------------------------------------------------------------------------------------
     Total increase (decrease)                                    327,792,866      240,149,934        88,431,881       277,241,545
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of period                                            313,861,260       73,711,326     1,392,854,943     1,115,613,398
-----------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                               $  641,654,126   $  313,861,260   $ 1,481,286,824   $ 1,392,854,943
===================================================================================================================================

Undistributed net investment income (accumulated loss)         $   (1,498,325)              --   $    (3,854,549)               --
===================================================================================================================================

                                                                   CAPITAL APPRECIATION FUND
-----------------------------------------------------------------------------------------------
                                                                  For the Six          For the
                                                                 Months Ended       Year Ended
                                                               April 30, 2007      October 31,
                                                                  (Unaudited)             2006
-----------------------------------------------------------------------------------------------
Net investment loss                                            $     (193,084)  $     (602,484)
Net realized gain on investments and foreign
   currency transactions                                           27,767,863       28,622,869
Net change in unrealized appreciation (depreciation)
   on investments and foreign currency translations                 3,670,367       (2,086,159)
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations               31,245,146       25,934,226
-----------------------------------------------------------------------------------------------
Dividends and distributions to shareholders from:
   Net investment income
     Class I                                                               --          (46,486)
     Class R                                                               --               --
   Net realized gains
     Class I                                                               --               --
     Class R                                                               --               --
-----------------------------------------------------------------------------------------------
Total dividends and distributions to shareholders                          --          (46,486)
-----------------------------------------------------------------------------------------------
Increase (decrease) from shares of beneficial interest
   transactions:
     Class I                                                       46,801,126       11,370,464
     Class R                                                        7,009,791        4,414,281
-----------------------------------------------------------------------------------------------
Net increase (decrease) from shares of beneficial
   interest transactions--Note 6                                   53,810,917       15,784,745
-----------------------------------------------------------------------------------------------
     Total increase (decrease)                                     85,056,063       41,672,485
-----------------------------------------------------------------------------------------------
Net Assets:
   Beginning of period                                            171,391,460      129,718,975
-----------------------------------------------------------------------------------------------
   END OF PERIOD                                               $  256,447,523   $  171,391,460
===============================================================================================

Undistributed net investment income (accumulated loss)         $     (193,084)              --
===============================================================================================

--------------------------------------------------------------------------------
THE ALGER INSTITUTIONAL FUNDS
FINANCIAL HIGHLIGHTS FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

                                                     INCOME FROM
                                                INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------
                                                                NET
                                                            REALIZED AND
                                  NET ASSET       NET        UNREALIZED      TOTAL       DIVIDEND    DISTRIBUTIONS
                                   VALUE,     INVESTMENT        GAIN          FROM       FROM NET        FROM
                                  BEGINNING     INCOME       (LOSS) ON     INVESTMENT   INVESTMENT   NET REALIZED
                                  OF PERIOD   (LOSS)(iii)   INVESTMENTS    OPERATIONS     INCOME         GAINS
-------------------------------------------------------------------------------------------------------------------
ALGER LARGECAP GROWTH INSTITUTIONAL FUND (i)
-------------------------------------------------------------------------------------------------------------------
CLASS I
Six months ended 4/30/07(iv)(v)   $   13.25   $   (0.01)    $     1.31     $    1.30    $     --     $       --
Year ended 10/31/06                   12.56       (0.01)          0.74          0.73       (0.04)            --
Year ended 10/31/05                   10.86        0.04           1.66          1.70          --             --
Year ended 10/31/04                   10.71       (0.06)          0.21          0.15          --             --
Year ended 10/31/03                    8.70       (0.03)          2.04          2.01          --             --
Year ended 10/31/02                   11.63       (0.03)         (2.90)        (2.93)         --             --
-------------------------------------------------------------------------------------------------------------------
CLASS R
Six months ended 4/30/07(iv)(v)   $   13.04   $   (0.05)    $     1.30     $    1.25    $     --     $       --
Year ended 10/31/06                   12.39       (0.08)          0.73          0.65          --             --
Year ended 10/31/05                   10.76       (0.03)          1.66          1.63          --             --
Year ended 10/31/04                   10.66       (0.12)          0.22          0.10          --             --
From 1/27/03 to 10/31/03(ii)(iv)       8.12       (0.06)          2.60          2.54          --             --

ALGER SMALLCAP GROWTH INSTITUTIONAL FUND
-------------------------------------------------------------------------------------------------------------------
CLASS I
Six months ended 4/30/07(iv)(v)   $   23.98   $   (0.08)    $     2.50     $    2.42    $     --     $       --
Year ended 10/31/06                   19.97       (0.16)          4.17          4.01          --             --
Year ended 10/31/05                   16.07       (0.14)          4.04          3.90          --             --
Year ended 10/31/04                   15.10       (0.16)          1.13          0.97          --             --
Year ended 10/31/03                   10.97       (0.12)          4.25          4.13          --             --
Year ended 10/31/02                   13.35       (0.13)         (2.25)        (2.38)         --             --
-------------------------------------------------------------------------------------------------------------------
CLASS R
Six months ended 4/30/07(iv)(v)   $   23.58   $   (0.15)    $     2.47     $    2.32    $     --     $       --
Year ended 10/31/06                   19.74       (0.28)          4.12          3.84          --             --
Year ended 10/31/05                   15.93       (0.22)          4.03          3.81          --             --
Year ended 10/31/04                   15.05       (0.25)          1.13          0.88          --             --
From 1/27/03 to 10/31/03(ii)(iv)      10.72       (0.14)          4.47          4.33          --             --

(i) PRIOR TO MARCH 1, 2002, THE ALGER LARGECAP GROWTH INSTITUTIONAL FUND WAS THE ALGER GROWTH RETIREMENT PORTFOLIO.

(ii)  COMMENCED OPERATIONS JANUARY 27, 2003.

(iii) AMOUNT WAS COMPUTED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

(iv)  RATIOS HAVE BEEN ANNUALIZED; TOTAL RETURN HAS NOT BEEN ANNUALIZED.

(v)   UNAUDITED.

SEE NOTES TO FINANCIAL STATEMENTS.                                          -38-

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                 RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------
                                                                       NET       RATIO OF   RATIO OF NET
                                                     NET             ASSETS,     EXPENSES    INVESTMENT
                                                    ASSET             END OF        TO         INCOME
                                                   VALUE,             PERIOD      AVERAGE     (LOSS) TO    PORTFOLIO
                                       TOTAL       END OF    TOTAL    (000'S        NET        AVERAGE     TURNOVER
                                   DISTRIBUTIONS   PERIOD   RETURN   OMITTED)     ASSETS     NET ASSETS      RATE
---------------------------------------------------------------------------------------------------------------------
ALGER LARGECAP GROWTH INSTITUTIONAL FUND (i)
---------------------------------------------------------------------------------------------------------------------
CLASS I
Six months ended 4/30/07(iv)(v)    $        --     $14.55      9.8%  $ 47,368      1.38%       (0.20)%      120.79%
Year ended 10/31/06                      (0.04)     13.25      5.8    106,335      1.21        (0.08)       322.72
Year ended 10/31/05                         --      12.56     15.7     86,725      1.08         0.31        249.06
Year ended 10/31/04                         --      10.86      1.4     88,098      1.13        (0.51)       191.48
Year ended 10/31/03                         --      10.71     23.1     91,588      1.14        (0.31)       255.49
Year ended 10/31/02                         --       8.70    (25.2)   108,660      1.14        (0.24)       202.07
---------------------------------------------------------------------------------------------------------------------
CLASS R
Six months ended 4/30/07(iv)(v)    $        --     $14.29      9.6%  $  5,937      1.94%       (0.79)%      120.79%
Year ended 10/31/06                         --      13.04      5.3      5,372      1.71        (0.59)       322.72
Year ended 10/31/05                         --      12.39     15.2      3,826      1.57        (0.29)       249.06
Year ended 10/31/04                         --      10.76      0.9      2,493      1.64        (1.05)       191.48
From 1/27/03 to 10/31/03(ii)(iv)            --      10.66     31.3        133      1.62        (0.84)       255.49
ALGER SMALLCAP GROWTH INSTITUTIONAL FUND
---------------------------------------------------------------------------------------------------------------------
CLASS I
Six months ended 4/30/07(iv)(v)    $        --     $26.40     10.1%  $618,774      1.31%       (0.69)%       37.64%
Year ended 10/31/06                         --      23.98     20.1    305,843      1.31        (0.74)        88.67
Year ended 10/31/05                         --      19.97     24.3     71,224      1.20        (0.77)       116.16
Year ended 10/31/04                         --      16.07      6.4     69,788      1.25        (1.03)       135.80
Year ended 10/31/03                         --      15.10     37.7     93,300      1.24        (0.99)       139.97
Year ended 10/31/02                         --      10.97    (17.8)    62,780      1.25        (1.01)       138.01
---------------------------------------------------------------------------------------------------------------------
CLASS R
Six months ended 4/30/07(iv)(v)    $        --     $25.90      9.8%  $ 22,880      1.85%       (1.23)%       37.64%
Year ended 10/31/06                         --      23.58     19.5      8,018      1.83        (1.26)        88.67
Year ended 10/31/05                         --      19.74     23.9      2,487      1.68        (1.20)       116.16
Year ended 10/31/04                         --      15.93      5.8        284      1.75        (1.55)       135.80
From 1/27/03 to 10/31/03(ii)(iv)            --      15.05     40.4         70      1.74        (1.49)       139.97

--------------------------------------------------------------------------------
THE ALGER INSTITUTIONAL FUNDS
FINANCIAL HIGHLIGHTS FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

                                                      INCOME FROM
                                                 INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------
                                                                 NET
                                                             REALIZED AND
                                   NET ASSET       NET        UNREALIZED       TOTAL      DIVIDEND    DISTRIBUTIONS
                                     VALUE,     INVESTMENT       GAIN          FROM       FROM NET         FROM
                                   BEGINNING      INCOME      (LOSS) ON     INVESTMENT   INVESTMENT    NET REALIZED
                                   OF PERIOD   (LOSS)(iii)   INVESTMENTS    OPERATIONS     INCOME         GAINS
--------------------------------------------------------------------------------------------------------------------
ALGER MIDCAP GROWTH INSTITUTIONAL FUND
--------------------------------------------------------------------------------------------------------------------
CLASS I
Six months ended 4/30/07(i)(iv)    $   17.29   $    (0.05)   $     2.77     $    2.72    $     --     $    (1.38)
Year ended 10/31/06                    17.57        (0.09)         1.69          1.60          --          (1.88)
Year ended 10/31/05                    15.38        (0.11)         2.55          2.44          --          (0.25)
Year ended 10/31/04                    14.78        (0.13)         0.73          0.60          --             --
Year ended 10/31/03                    10.76        (0.11)         4.13          4.02          --             --
Year ended 10/31/02                    13.34        (0.10)        (2.48)        (2.58)         --             --
--------------------------------------------------------------------------------------------------------------------
CLASS R
Six months ended 4/30/07(i)(iv)    $   16.95   $    (0.09)   $     2.71     $    2.62    $     --     $    (1.38)
Year ended 10/31/06                    17.34        (0.18)         1.67          1.49          --          (1.88)
Year ended 10/31/05                    15.25        (0.19)         2.53          2.34          --          (0.25)
Year ended 10/31/04                    14.73        (0.21)         0.73          0.52          --             --
From 1/27/03 to 10/31/03(ii)(iv)       10.25        (0.14)         4.62          4.48          --             --

ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
--------------------------------------------------------------------------------------------------------------------
CLASS I
Six months ended 4/30/07(i)(iv)    $   15.77   $    (0.02)   $     2.64     $    2.62    $     --     $       --
Year ended 10/31/06                    13.28        (0.06)         2.55          2.49          --             --
Year ended 10/31/05                    11.05           --          2.23          2.23          --             --
Year ended 10/31/04                    11.06        (0.10)         0.09         (0.01)         --             --
Year ended 10/31/03                     8.97        (0.06)         2.15          2.09          --             --
Year ended 10/31/02                    11.66        (0.08)        (2.61)        (2.69)         --             --
--------------------------------------------------------------------------------------------------------------------
CLASS R
Six months ended 4/30/07(i)(iv)    $   15.47   $    (0.05)   $     2.59     $    2.54    $     --     $       --
Year ended 10/31/06                    13.09        (0.15)         2.53          2.38          --             --
Year ended 10/31/05                    10.95        (0.06)         2.20          2.14          --             --
Year ended 10/31/04                    11.01        (0.16)         0.10         (0.06)         --             --
From 1/27/03 to 10/31/03(ii)(iv)        8.36        (0.08)         2.73          2.65          --             --

(i)   UNAUDITED.

(ii)  COMMENCED OPERATIONS JANUARY 27, 2003.

(iii) AMOUNT WAS COMPUTED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

(iv)  RATIOS HAVE BEEN ANNUALIZED; TOTAL RETURN HAS NOT BEEN ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.                                          -40-

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                  RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
                                                                         NET       RATIO OF   RATIO OF NET
                                                     NET               ASSETS,     EXPENSES    INVESTMENT
                                                    ASSET              END OF         TO         INCOME
                                                   VALUE,              PERIOD      AVERAGE      (LOSS) TO    PORTFOLIO
                                       TOTAL       END OF   TOTAL      (000'S        NET         AVERAGE     TURNOVER
                                   DISTRIBUTIONS   PERIOD   RETURN    OMITTED)      ASSETS     NET ASSETS      RATE
-----------------------------------------------------------------------------------------------------------------------
ALGER MIDCAP GROWTH INSTITUTIONAL FUND
-----------------------------------------------------------------------------------------------------------------------
CLASS I
Six months ended 4/30/07(i)(iv)    $    (1.38)     $18.63     16.6%  $ 1,432,640     1.20%       (0.53)%      177.19%
Year ended 10/31/06                     (1.88)      17.29      9.5     1,349,500     1.13        (0.54)       253.59
Year ended 10/31/05                     (0.25)      17.57     16.0     1,093,486     1.10        (0.64)       237.74
Year ended 10/31/04                        --       15.38      4.1       839,273     1.15        (0.87)       190.93
Year ended 10/31/03                        --       14.78     37.4       540,742     1.17        (0.89)       217.33
Year ended 10/31/02                        --       10.76    (19.3)      215,727     1.17        (0.81)       284.69
-----------------------------------------------------------------------------------------------------------------------
CLASS R
Six months ended 4/30/07(i)(iv)    $    (1.38)     $18.19     16.3%  $    48,647     1.70%       (1.03)%      177.19%
Year ended 10/31/06                     (1.88)      16.95      9.0        43,355     1.63        (1.05)       253.59
Year ended 10/31/05                     (0.25)      17.34     15.4        22,127     1.60        (1.15)       237.74
Year ended 10/31/04                        --       15.25      3.5        12,000     1.65        (1.37)       190.93
From 1/27/03 to 10/31/03(ii)(iv)           --       14.73     43.7           790     1.66        (1.40)       217.33

ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
-----------------------------------------------------------------------------------------------------------------------
CLASS I
Six months ended 4/30/07(i)(iv)    $        --     $18.39     16.7%  $   242,190     1.27%       (0.17)%      136.80%
Year ended 10/31/06                         --      15.77     18.7       165,422     1.27        (0.38)       225.25
Year ended 10/31/05                         --      13.28     20.2       128,646     1.17         0.04        148.91
Year ended 10/31/04                         --      11.05     (0.1)      124,889     1.23        (0.87)       160.00
Year ended 10/31/03                         --      11.06     23.3       160,569     1.23        (0.59)       187.72
Year ended 10/31/02                         --       8.97    (23.1)      132,010     1.23        (0.73)       180.39
-----------------------------------------------------------------------------------------------------------------------
CLASS R
Six months ended 4/30/07(i)(iv)    $        --     $18.01     16.4%  $    14,258     1.77%       (0.65)%      136.80%
Year ended 10/31/06                         --      15.47     18.2         5,969     1.79         (0.9)       225.25
Year ended 10/31/05                         --      13.09     19.5         1,073     1.67        (0.51)       148.91
Year ended 10/31/04                         --      10.95     (0.5)          706     1.73        (1.39)       160.00
From 1/27/03 to 10/31/03(ii)(iv)            --      11.01     31.7            66     1.72        (1.01)       187.72

--------------------------------------------------------------------------------
THE ALGER INSTITUTIONAL FUNDS |
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1 -- GENERAL:
--------------------------------------------------------------------------------
The Alger Institutional Funds (formerly The Alger Institutional Fund) (the "Trust"), is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust operates as a series company and currently issues an unlimited number of shares of beneficial interest in four funds--LargeCap Growth Fund, SmallCap Growth Fund, MidCap Growth Fund and Capital Appreciation Fund (collectively, the "Funds" or individually, each a "Fund"). The LargeCap Growth Fund, SmallCap Growth Fund, MidCap Growth Fund and Capital Appreciation Fund normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation.

Each Fund offers Class I and Class R shares. Class R shares were first offered January 27, 2003. Each class has identical rights to assets and earnings except that only Class R shares have a plan of distribution and bear the related expenses.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES:
--------------------------------------------------------------------------------
(A) INVESTMENT VALUATION: Investments of the Funds are valued on each day the New York Stock Exchange (the "NYSE") is open as of the close of the NYSE (currently 4:00 p.m. Eastern time). Securities for which such information is readily available are valued at the last reported sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of reported sales, securities are valued at a price within the bid and asked price or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Funds invest may be traded in markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE (normally 4:00 p.m. Eastern time) may result in adjustments to the closing prices to reflect what the investment manager, pursuant to policies established by the Board of Trustees, believes to be the fair values of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open.

Short-term securities having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Shares of mutual funds are valued at the net asset value of the underlying mutual fund.

In September 2006, the Financial Accounting Standards Board (FASB) issued STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those

--------------------------------------------------------------------------------
THE ALGER INSTITUTIONAL FUNDS |
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

fiscal years. As of April 30, 2007 the Funds do not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the statement of operations for a fiscal period.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.

Premiums and discounts on debt securities purchased are amortized or accreted over the lives of the respective securities.

(C) FOREIGN CURRENCY TRANSLATIONS: The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the prevailing rates of exchange on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from the disposition of foreign currencies, currency gains and losses realized between the trade dates and settlement dates of security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included in realized and unrealized gain or loss on investments in the Statements of Operations.

(D) REPURCHASE AGREEMENTS: The Funds may enter into repurchase agreements with institutions approved by the Board of Trustees. The repurchase agreements are collateralized by U.S. Government and agency securities, which are either received and held in physical possession by the custodian or received by such custodian in book-entry form through the Federal Reserve book-entry system. The collateral is valued on a daily basis during the term of the agreement to ensure that its value equals or exceeds the agreed-upon repurchase price to be repaid to the Funds. Additional collateral is obtained when necessary.

(E) LENDING OF FUND SECURITIES: The Funds may lend their securities to financial institutions, provided that the market value of the securities loaned will not at any time exceed one third of a Fund's total assets, as defined. The Funds earn fees on the securities loaned. In order to protect against the risk of failure by the borrower to return the securities loaned or any delay in the delivery of such securities, the loan is collateralized by cash, letters of credit or U.S. Government securities that are maintained in an amount equal to at least 100 percent of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any required additional collateral is delivered to the Funds on the next business day. There were no securities on loan during the six months ended April 30, 2007.

(F) DIVIDENDS TO SHAREHOLDERS: Dividends payable to shareholders are recorded on the ex-dividend date. With respect to all Funds, dividends from net investment income

--------------------------------------------------------------------------------
THE ALGER INSTITUTIONAL FUNDS |
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

and distributions from net realized gains, offset by any loss carry forward, are declared and paid annually after the end of the fiscal year in which earned.

Each class is treated separately in determining the amounts of dividends of net investment income payable to holders of its shares.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Funds' distributions may be shown in the accompanying financial statements as either from, or in excess of net investment income, net realized gain on investment transactions or return of capital, depending on the type of book/tax differences that may exist. Capital accounts within the financial statements are adjusted for permanent book/tax differences. Reclassifications result primarily from the differences in tax treatment of net operating losses and amortization adjustments on debt securities. The reclassifications had no impact on the net asset values of the Funds and are designed to present the Funds' capital accounts on a tax basis.

(G) FEDERAL INCOME TAXES: It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income to its shareholders. Provided a Fund maintains such compliance, no federal income tax provision is required. Each Fund is treated as a separate entity for the purpose of determining such compliance.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

(H) ALLOCATION METHODS: The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to each Fund are charged to that Fund's operations; expenses which are applicable to all Funds are allocated among them based on net assets. Income, realized and unrealized gains and losses, and expenses of each Fund, are allocated among the Fund's classes based on relative net assets, with the exception of distribution fees, which are only applicable to Class R shares.

(I) INDEMNIFICATION: The Trust enters into contracts that contain a variety of indemnification provisions. The Trust's maximum exposure under these arrangements is unknown. The Trust does not anticipate recognizing any loss related to these arrangements.

(J) OTHER: These financial statements have been prepared in accordance with U.S. generally accepted accounting principles, which require using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates.

--------------------------------------------------------------------------------
THE ALGER INSTITUTIONAL FUNDS |
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

NOTE 3 -- INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES:
--------------------------------------------------------------------------------
(A) INVESTMENT ADVISORY AND ADMINISTRATION FEES: Fees incurred by each Fund, pursuant to the provisions of its Investment Advisory Agreement and Administration Agreement with Fred Alger Management, Inc. (Alger Management), are payable monthly and computed based on the value of the average daily net assets of each Fund, at the following rates:

                                             ADVISORY FEE    ADMINISTRATION FEE
--------------------------------------------------------------------------------
   LargeCap Growth Fund                          .710%              .04%
--------------------------------------------------------------------------------
   SmallCap Growth Fund                          .810               .04
--------------------------------------------------------------------------------
   MidCap Growth Fund                            .760               .04
--------------------------------------------------------------------------------
   Capital Appreciation Fund                     .810               .04
--------------------------------------------------------------------------------

Prior to September 12, 2006, Alger Management provided both advisory services and administrative services to each Fund pursuant to a separate investment management agreement with each Fund.

(B) DISTRIBUTION FEES: CLASS R SHARES: The Funds have adopted a Distribution Plan pursuant to which Class R shares of each Fund pays Fred Alger & Company, Incorporated, the Trust's distributor (the "Distributor") and an affiliate of Alger Management, a fee at the annual rate of .50% of the respective average daily net assets of the Class R shares of the designated Funds to compensate the Distributor for its activities and expenses incurred in distributing the Class R shares. The fees charged may be more or less than the expenses incurred by the Distributor.

(C) BROKERAGE COMMISSIONS: During the six months ended April 30, 2007, the LargeCap Growth Fund, the SmallCap Growth Fund, the MidCap Growth Fund and the Capital Appreciation Fund paid the Distributor commissions of $170,964, $267,020, $2,666,931 and $287,455, respectively, in connection with securities transactions.

(D) SHAREHOLDER ADMINISTRATIVE FEES: The Trust has entered into a shareholder administrative services agreement with Alger Shareholder Services, Inc. ("Alger Services") to compensate Alger Services on a per account basis for its liaison and administrative oversight of Boston Financial Data Services, Inc., the transfer agent ("BFDS") and other related services. During the six months ended April 30, 2007, the LargeCap Growth Fund, the SmallCap Growth Fund, the MidCap Growth Fund and the Capital Appreciation Fund incurred fees of $118, $49,208, $3,119 and $373 respectively, for these services provided by Alger Services.

(E) OTHER TRANSACTIONS WITH AFFILIATES: Certain trustees and officers of the Trust are directors and officers of Alger Management, the Distributor and Alger Services. The Trust pays each trustee who is not affiliated with Alger Management or its affiliates an annual fee of $2,000. The Chairman of the Board of Trustees receives an additional annual fee of $10,000 which is paid, pro rata, by all funds managed by Alger Management. Additionally, each member of the audit committee receives an additional annual fee of $500 per fund.

--------------------------------------------------------------------------------
THE ALGER INSTITUTIONAL FUNDS |
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

NOTE 4 -- SECURITIES TRANSACTIONS:
--------------------------------------------------------------------------------
The following summarizes the securities transactions by the Funds, other than short-term securities, for the six months ended April 30, 2007:

                                                PURCHASES           SALES
--------------------------------------------------------------------------------
   LargeCap Growth Fund                     $     96,733,728   $    162,334,400
--------------------------------------------------------------------------------
   SmallCap Growth Fund                          261,451,209        150,719,154
--------------------------------------------------------------------------------
   MidCap Growth Fund                          2,483,454,246      2,580,766,359
--------------------------------------------------------------------------------
   Capital Appreciation Fund                     309,330,503        274,990,744
--------------------------------------------------------------------------------

NOTE 5 -- LINES OF CREDIT:
--------------------------------------------------------------------------------

The Trust participates in committed lines of credit with other mutual funds managed by Alger Management. All borrowings have variable interest rates and are payable on demand.

With the exception of the Capital Appreciation Fund, the Trust borrows under such lines of credit exclusively for temporary or emergency purposes. The Capital Appreciation Fund may borrow under these lines up to 1/3 of the value of its assets, to purchase additional securities. To the extent the Capital Appreciation Fund borrows under these lines, it must pledge securities with a total value of at least twice the amount borrowed. For the six months ended April 30, 2007, the Trust had the following borrowings:

                                                  AVERAGE      WEIGHTED AVERAGE
                                                 BORROWING       INTEREST RATE
--------------------------------------------------------------------------------
   LargeCap Growth Fund                         $    841,044               5.80%
--------------------------------------------------------------------------------
   MidCap Growth Fund                              1,329,991               5.80
--------------------------------------------------------------------------------
   Capital Appreciation Fund                         112,885               5.76
--------------------------------------------------------------------------------

NOTE 6 -- SHARE CAPITAL:
--------------------------------------------------------------------------------
The Trust has an unlimited number of authorized shares of beneficial interest of $.001 par value which are presently divided into four series. Each series is divided into two separate classes.

--------------------------------------------------------------------------------
THE ALGER INSTITUTIONAL FUNDS |
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

During the six months ended April 30, 2007, transactions of shares of beneficial interest were as follows:
                                                    SHARES           AMOUNT
--------------------------------------------------------------------------------
LARGECAP GROWTH FUND
--------------------------------------------------------------------------------
   CLASS I
      Shares sold                                     871,833   $    12,109,918
      Shares redeemed                              (5,644,055)      (78,520,928)
--------------------------------------------------------------------------------
      NET DECREASE                                 (4,772,222)  $   (66,411,010)
================================================================================
   CLASS R
      Shares sold                                     114,450   $     1,556,546
      Shares redeemed                                (110,808)       (1,515,880)
--------------------------------------------------------------------------------
      NET INCREASE                                      3,642   $        40,666
================================================================================
SMALLCAP GROWTH FUND
--------------------------------------------------------------------------------
   CLASS I
      Shares sold                                  13,302,664   $   339,327,404
      Shares redeemed                              (2,617,796)      (66,158,817)
--------------------------------------------------------------------------------
      NET INCREASE                                 10,684,868   $   273,168,587
================================================================================
   CLASS R
      Shares sold                                     648,498   $    16,105,476
      Shares redeemed                                (104,995)       (2,615,436)
--------------------------------------------------------------------------------
      NET INCREASE                                    543,503   $    13,490,040
================================================================================
MIDCAP GROWTH FUND
--------------------------------------------------------------------------------
   CLASS I
      Shares sold                                  13,144,295   $   232,803,878
      Dividends reinvested                          5,120,164        86,991,587
      Shares redeemed                             (19,413,727)  $  (340,089,625)
--------------------------------------------------------------------------------
      NET DECREASE                                 (1,149,268)  $   (20,294,160)
================================================================================
   CLASS R
      Shares sold                                     696,892   $    11,981,520
      Dividends reinvested                             82,715         1,374,727
      Shares redeemed                                (662,723)      (11,411,255)
--------------------------------------------------------------------------------
      NET INCREASE                                    116,884   $     1,944,992
================================================================================
CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------
   CLASS I
      Shares sold                                   4,468,622   $    77,534,200
      Shares redeemed                              (1,794,024)      (30,733,074)
--------------------------------------------------------------------------------
      NET INCREASE                                  2,674,598   $    46,801,126
================================================================================
   CLASS R
      Shares sold                                     491,578   $     8,467,586
      Shares redeemed                                 (85,652)       (1,457,795)
--------------------------------------------------------------------------------
      NET INCREASE                                    405,926   $     7,009,791
================================================================================

--------------------------------------------------------------------------------
THE ALGER INSTITUTIONAL FUNDS |
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

During the year ended October 31, 2006, transactions of shares of beneficial interest were as follows:

                                                    SHARES           AMOUNT
--------------------------------------------------------------------------------
LARGECAP GROWTH FUND
--------------------------------------------------------------------------------
   CLASS I
      Shares sold                                   3,921,109   $    51,683,461
      Dividends reinvested                             20,722           273,536
      Shares redeemed                              (2,817,147)      (36,789,942)
--------------------------------------------------------------------------------
      NET INCREASE                                  1,124,684   $    15,167,055
================================================================================
   CLASS R
      Shares sold                                     219,484   $     2,803,283
      Shares redeemed                                (116,309)       (1,476,799)
--------------------------------------------------------------------------------
      NET INCREASE                                    103,175   $     1,326,484
================================================================================
SMALLCAP GROWTH FUND
--------------------------------------------------------------------------------
   CLASS I
      Shares sold                                  12,642,855   $   281,936,224
      Shares redeemed                              (3,454,359)      (76,906,608)
--------------------------------------------------------------------------------
      NET INCREASE                                  9,188,496   $   205,029,616
================================================================================
   CLASS R
      Shares sold                                     298,488   $     6,671,538
      Shares redeemed                                 (84,486)       (1,866,094)
--------------------------------------------------------------------------------
      NET INCREASE                                    214,002   $     4,805,444
================================================================================
MIDCAP GROWTH FUND
--------------------------------------------------------------------------------
   CLASS I
      Shares sold                                  32,177,723   $   552,880,702
      Dividends reinvested                          7,207,281       119,857,101
      Shares redeemed                             (23,558,169)     (401,128,905)
--------------------------------------------------------------------------------
      NET INCREASE                                 15,826,835   $   271,608,898
================================================================================
   CLASS R
      Shares sold                                   1,899,043   $    32,142,686
      Dividends reinvested                            160,761         2,631,661
      Shares redeemed                                (778,583)      (12,953,036)
--------------------------------------------------------------------------------
      NET INCREASE                                  1,281,221   $    21,821,311
================================================================================

--------------------------------------------------------------------------------
THE ALGER INSTITUTIONAL FUNDS |
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                    SHARES           AMOUNT
--------------------------------------------------------------------------------
CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------
   CLASS I
      Shares sold                                   4,726,152   $    68,538,809
      Dividends reinvested                              3,291            46,419
      Shares redeemed                              (3,925,581)      (57,214,762)
--------------------------------------------------------------------------------
      NET INCREASE                                    803,862   $    11,370,464
================================================================================
   CLASS R
      Shares sold                                     388,014   $     5,631,245
      Shares redeemed                                 (84,179)       (1,216,964)
--------------------------------------------------------------------------------
      NET INCREASE                                    303,835   $     4,414,281
================================================================================

NOTE 7 -- TAX CHARACTER OF DISTRIBUTIONS TO SHAREHOLDERS:
--------------------------------------------------------------------------------
The tax character of distributions paid during the six months ended April 30, 2007 and the year ended October 31, 2006 were as follows:

                                            SIX MONTHS ENDED     YEAR ENDED
                                             APRIL 30, 2007    OCTOBER 31, 2006
--------------------------------------------------------------------------------
LARGECAP GROWTH FUND
--------------------------------------------------------------------------------
Distributions paid from:
      Ordinary Income                       $             --   $        274,583
      Long-term capital gain                              --                 --
--------------------------------------------------------------------------------
      TOTAL DISTRIBUTIONS PAID              $             --   $        274,583
================================================================================
MIDCAP GROWTH FUND
--------------------------------------------------------------------------------
Distributions paid from:
      Ordinary income                       $     48,716,257   $     93,050,670
      Long-term capital gain                      60,684,009         30,203,934
--------------------------------------------------------------------------------
      TOTAL DISTRIBUTIONS PAID              $    109,400,266   $    123,254,604
================================================================================
CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------
Distributions paid from:
      Ordinary income                       $             --   $         46,486
      Long-term capital gain                              --                 --
--------------------------------------------------------------------------------
      TOTAL DISTRIBUTIONS PAID              $             --   $         46,486
================================================================================

--------------------------------------------------------------------------------
THE ALGER INSTITUTIONAL FUNDS |
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

As of October 31, 2006, the components of distributable earnings on a tax basis were as follows:

LARGECAP GROWTH FUND
--------------------------------------------------------------------------------
   Undistributed ordinary income                                  $          --
--------------------------------------------------------------------------------
   Undistributed long-term gain                                              --
--------------------------------------------------------------------------------
   Unrealized appreciation                                        $   4,558,196
--------------------------------------------------------------------------------
SMALLCAP GROWTH FUND
--------------------------------------------------------------------------------
   Undistributed ordinary income                                  $          --
--------------------------------------------------------------------------------
   Undistributed long-term gain                                              --
--------------------------------------------------------------------------------
   Unrealized appreciation                                           29,699,072
--------------------------------------------------------------------------------
MIDCAP GROWTH FUND
--------------------------------------------------------------------------------
   Undistributed ordinary income                                  $  48,715,396
--------------------------------------------------------------------------------
   Undistributed long-term gain                                      60,681,299
--------------------------------------------------------------------------------
   Unrealized appreciation                                           62,506,750
--------------------------------------------------------------------------------
CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------
   Undistributed ordinary income                                  $          --
--------------------------------------------------------------------------------
   Undistributed long-term gain                                              --
--------------------------------------------------------------------------------
   Unrealized appreciation                                           11,816,815
--------------------------------------------------------------------------------
BALANCED FUND
--------------------------------------------------------------------------------
   Undistributed ordinary income                                  $     111,655
--------------------------------------------------------------------------------
   Undistributed long-term gain                                           2,427
--------------------------------------------------------------------------------
   Unrealized depreciation                                                7,533
--------------------------------------------------------------------------------
GREEN FUND
--------------------------------------------------------------------------------
   Undistributed ordinary income                                  $     187,179
--------------------------------------------------------------------------------
   Undistributed long-term gain                                         169,707
--------------------------------------------------------------------------------
   Unrealized appreciation                                              274,247
--------------------------------------------------------------------------------
TECHNOLOGY FUND
--------------------------------------------------------------------------------
   Undistributed ordinary income                                  $          --
--------------------------------------------------------------------------------
   Undistributed long-term gain                                              --
--------------------------------------------------------------------------------
   Unrealized appreciation                                              171,449
--------------------------------------------------------------------------------
CORE FIXED-INCOME FUND
--------------------------------------------------------------------------------
   Undistributed ordinary income                                  $         784
--------------------------------------------------------------------------------
   Undistributed long-term gain                                              --
--------------------------------------------------------------------------------
   Unrealized appreciation                                                   --
--------------------------------------------------------------------------------

The differences between book basis and tax basis unrealized appreciation is determined annually and is attributable primarily to the tax deferral of losses on wash sales.

At October 31, 2006, the Funds, for federal income tax purposes, had capital loss carryforwards which expire as set forth in the table below. These amounts may be applied against future net realized gains until the earlier of their utilization or expiration.

--------------------------------------------------------------------------------
THE ALGER INSTITUTIONAL FUNDS |
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                   EXPIRATION DATE
----------------------------------------------------------------------------------------------------------------------
                                 2009            2010           2011         2012     2013      2014         TOTAL
----------------------------------------------------------------------------------------------------------------------
LargeCap Growth Fund                   --   $  13,617,485   $  5,070,663      --       --        --      $ 18,688,148
----------------------------------------------------------------------------------------------------------------------
SmallCap Growth Fund        $  40,443,527   $  12,342,837             --      --       --        --      $ 52,786,364
----------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund   $  26,977,224   $  46,484,857             --      --       --        --      $ 73,462,081
----------------------------------------------------------------------------------------------------------------------

NOTE 8 -- LITIGATION:
--------------------------------------------------------------------------------

Alger Management has responded to inquiries, document requests and/or subpoenas from various regulatory authorities, in connection with their investigations of practices in the mutual fund industry identified as "market timing" and "late trading." On October 11, 2006, Alger Management, Alger Inc. and Alger Shareholder Services, Inc. executed an Assurance of Discontinuance with the Office of the New York State Attorney General ("NYAG"). On January 18, 2007 the Securities and Exchange Commission issued an order implementing settlements reached with Alger Management and Alger Inc. As part of the settlements with the Commission and the NYAG, without admitting or denying liability, the firms paid $30 million to reimburse fund shareholders and a fine of $10 million; and agreed to certain other remedial measures including a reduction in management fees of $1 million per year for five years. The entire $40 million and fee reduction will be available for the benefit of investors. Alger Management has advised the Funds that the settlement has not adversely affected the operations of Alger Management, Alger Inc. or their affiliates, or adversely affected their ability to continue to provide services to the Funds.

On August 31, 2005, the West Virginia Securities Commissioner (the "WVSC") in an ex parte Summary Order to Cease and Desist and Notice of Right to Hearing concluded that Alger Management and Alger Inc. had violated the West Virginia Uniform Securities Act (the "WVUSA"), and ordered Alger Management and Alger Inc. to cease and desist from further violations of the WVUSA by engaging in the market-timing related conduct described in the order. The ex parte order provided notice of their right to a hearing with respect to the violations of law asserted by the WVSC. Other firms unaffiliated with Alger Management were served with similar orders. Alger Management and Alger Inc. intend to request a hearing for the purpose of seeking to vacate or modify the order.

In addition, in 2003 and 2004 several purported class actions and shareholder derivative suits were filed against various parties in the mutual fund industry, including Alger Management, certain mutual funds managed by Alger Management (the "Alger Mutual Funds"), and certain current and former Alger Mutual Fund trustees and officers, alleging wrongful conduct related to market-timing and late-trading by mutual fund shareholders. These cases were transferred to the U.S. District Court of Maryland by the Judicial Panel on Multidistrict Litigation for consolidated pre-trial proceedings. In September 2004, consolidated amended complaints involving these cases -- a Consolidated Amended Fund Derivative Complaint (the "Derivative Complaint") and two substantially identical Consolidated Amended Class Action Complaints (together, the "Class Action Complaint") -- were filed in the Maryland federal district court under the caption number 1:04-MD-15863 (JFM). In April 2005, a civil lawsuit involving

--------------------------------------------------------------------------------
THE ALGER INSTITUTIONAL FUNDS |
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

similar allegations was filed by the West Virginia Attorney General and also transferred to the Maryland District Court, but such lawsuit has since been withdrawn.

The Derivative Complaint alleged (i) violations, by Alger Management and, depending on the specific offense alleged, by Alger Inc. and/or the fund trustee defendants, of Sections 36(a), 36(b), 47, and 48 of the Investment Company Act of 1940, as amended, (the "Investment Company Act") and of Sections 206 and 215 of the Investment Advisers Act of 1940, as amended, breach of fiduciary duty, and breach of contract, (ii) various offenses by other third-party defendants, and (iii) unjust enrichment by all the named defendants. The Class Action Complaint alleged, in addition to the offenses listed above, (i) violations, by Alger Management, Alger Inc., their affiliates, the funds named as defendants, including the Funds, and the current and former fund trustees and officers, of Sections 11, 12(a)(2), and 15 of the Securities Act of 1933, as amended, Sections 10(b) (and Rule 10b-5 thereunder) and 20(a) of the Securities Exchange Act of 1934, as amended, (the "1934 Act"), and Section 34(b) of the Investment Company Act, (ii) breach of contract by the funds named as defendants, and (iii) unjust enrichment of the defendants.

Motions to dismiss the Class Action Complaint and the Derivative Complaint were subsequently filed.

As a result of a series of court orders, all claims in the Class Action Complaint and the Derivative Complaint have been dismissed, other than claims under the 1934 Act against Alger Management, Alger Inc., Alger Associates, Inc. and Alger Shareholder Services, Inc., and certain present and former members of the senior management of Alger Management and/or Alger Inc., and claims under
Section 36(b) of the Investment Company Act against Alger Management, Alger Inc., Alger Associates, Inc. and Alger Shareholder Services, Inc.

--------------------------------------------------------------------------------
THE ALGER INSTITUTIONAL FUNDS
ADDITIONAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

SHAREHOLDER EXPENSE EXAMPLE
--------------------------------------------------------------------------------
As a shareholder of the Fund, you incur two types of costs: transaction costs, if applicable, and ongoing costs, including management fees, distribution (12b-1) fees, if applicable, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the six-month period starting November 1, 2006 and ending April 30, 2007.

ACTUAL EXPENSES
--------------------------------------------------------------------------------
The first line for each class of shares in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you would have paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------
The second line for each class of shares in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class of shares and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line under each class of shares in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
THE ALGER INSTITUTIONAL FUNDS
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

SHAREHOLDER EXPENSE EXAMPLE (CONTINUED)
--------------------------------------------------------------------------------

                                                                                                RATIO OF
                                                                                                EXPENSES
                                                                                               TO AVERAGE
                                                                                EXPENSES       NET ASSETS
                                                 BEGINNING      ENDING        PAID DURING        FOR THE
                                                  ACCOUNT       ACCOUNT        THE PERIOD      SIX MONTHS
                                                   VALUE         VALUE      NOVEMBER 1, 2006      ENDED
                                                NOVEMBER 1,    APRIL 30,      TO APRIL 30,      APRIL 30,
                                                    2006         2007            2007(b)         2007(c)
---------------------------------------------------------------------------------------------------------
ALGER LARGECAP GROWTH INSTITUTIONAL FUND
---------------------------------------------------------------------------------------------------------
CLASS I:   Actual                               $  1,000.00   $  1,098.10        $  7.18          1.38%
           Hypothetical(a)                         1,000.00      1,017.95           6.90          1.38
---------------------------------------------------------------------------------------------------------
CLASS R:   Actual                                  1,000.00      1,095.90          10.08          1.94
           Hypothetical(a)                         1,000.00      1,015.17           9.69          1.94
---------------------------------------------------------------------------------------------------------
ALGER SMALLCAP GROWTH INSTITUTIONAL FUND
---------------------------------------------------------------------------------------------------------
CLASS I:   Actual                               $  1,000.00   $  1,100.90        $  6.82          1.31%
           Hypothetical(a)                         1,000.00      1,018.30           6.56          1.31
---------------------------------------------------------------------------------------------------------
CLASS R:   Actual                                  1,000.00      1,098.40           9.63          1.85
           Hypothetical(a)                         1,000.00      1,015.62           9.25          1.85
---------------------------------------------------------------------------------------------------------
ALGER MIDCAP GROWTH INSTITUTIONAL FUND
---------------------------------------------------------------------------------------------------------
CLASS I:   Actual                               $  1,000.00   $  1,166.00        $  6.44          1.20%
           Hypothetical(a)                         1,000.00      1,018.84           6.01          1.20
---------------------------------------------------------------------------------------------------------
CLASS R:   Actual                                  1,000.00      1,162.60           9.12          1.70
           Hypothetical(a)                         1,000.00      1,016.36           8.50          1.70
---------------------------------------------------------------------------------------------------------
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
---------------------------------------------------------------------------------------------------------
CLASS I:   Actual                               $  1,000.00   $  1,166.90        $  6.82          1.27%
           Hypothetical(a)                         1,000.00      1,018.50           6.36          1.27
---------------------------------------------------------------------------------------------------------
CLASS R:   Actual                                  1,000.00      1,164.20           9.50          1.77
           Hypothetical(a)                         1,000.00      1,016.02           8.85          1.77
---------------------------------------------------------------------------------------------------------

(a)   5% ANNUAL RETURN BEFORE EXPENSES.

(b) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF THE RESPECTIVE SHARE CLASS, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

(c)   ANNUALIZED.

--------------------------------------------------------------------------------
THE ALGER INSTITUTIONAL FUNDS
ADDITIONAL INFORMATION (UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------

PROXY VOTING RESULTS
--------------------------------------------------------------------------------

Special meetings of the Funds' shareholders were held on January 17, 2007 and February 14, 2007. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one share held on the record date for the meeting.

PROPOSAL 1 - TO ELECT SIX TRUSTEES OF THE FUND.

HILARY M. ALGER                                         # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  64,490,901       99.2%
--------------------------------------------------------------------------------
   Withheld                                                499,317         .8%
--------------------------------------------------------------------------------
   Total                                                64,990,218      100.0%
================================================================================

CHARLES F. BAIRD, JR.                                   # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  64,486,894       99.2%
--------------------------------------------------------------------------------
   Withheld                                                503,324         .8%
--------------------------------------------------------------------------------
   Total                                                64,990,218      100.0%
================================================================================

ROGER P. CHEEVER                                        # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  64,513,408       99.2%
--------------------------------------------------------------------------------
   Withheld                                                476,810         .8%
--------------------------------------------------------------------------------
   Total                                                64,990,218      100.0%
================================================================================

LESTER L. COLBERT, JR.                                  # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  64,511,072       99.2%
--------------------------------------------------------------------------------
   Withheld                                                479,146         .8%
--------------------------------------------------------------------------------
   Total                                                64,990,218      100.0%
================================================================================

STEPHEN E. O'NEIL                                       # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  64,513,319       99.2%
--------------------------------------------------------------------------------
   Withheld                                                476,899         .8%
--------------------------------------------------------------------------------
   Total                                                64,990,218      100.0%
================================================================================

NATHAN E. SAINT-AMAND                                   # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  64,504,039       99.3%
--------------------------------------------------------------------------------
   Withheld                                                486,179         .7%
--------------------------------------------------------------------------------
   Total                                                64,990,218      100.0%
================================================================================

--------------------------------------------------------------------------------
THE ALGER INSTITUTIONAL FUNDS
ADDITIONAL INFORMATION (UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------

PROPOSAL 2 - TO APPROVE AN INVESTMENT ADVISORY AGREEMENT WITH FRED ALGER MANAGEMENT, INC.

ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND           # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   4,813,436       51.0%
--------------------------------------------------------------------------------
   Against                                                  94,076        1.0%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               4,538,601       48.0%
--------------------------------------------------------------------------------
   Total                                                 9,446,113      100.0%
================================================================================

ALGER GREEN INSTITUTIONAL FUND                          # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                     293,146       67.3%
--------------------------------------------------------------------------------
   Against                                                       0        0.0%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                                 142,638        32.7%
--------------------------------------------------------------------------------
   Total                                                   435,784       100.0%
================================================================================

ALGER LARGECAP GROWTH INSTITUTIONAL FUND                # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   3,931,779       96.3%
--------------------------------------------------------------------------------
   Against                                                  40,217        1.0%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                                 108,804        2.7%
--------------------------------------------------------------------------------
   Total                                                 4,080,800      100.0%
================================================================================

ALGER MIDCAP GROWTH INSTITUTIONAL FUND                  # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  29,291,317       55.0%
--------------------------------------------------------------------------------
   Against                                                 531,922        1.0%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                              23,466,733       44.0%
--------------------------------------------------------------------------------
   Total                                                53,289,972      100.0%
================================================================================

ALGER SMALLCAP GROWTH INSTITUTIONAL FUND                # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   5,610,747       47.8%
--------------------------------------------------------------------------------
   Against                                                 112,408        1.0%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               6,008,484       51.2%
--------------------------------------------------------------------------------
   Total                                                11,731,639      100.0%
================================================================================

PROPOSAL 3 - TO APPROVE REVISIONS TO THE FUNDAMENTAL INVESTMENT POLICIES OF THE FUND.

ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND -
CONVERT THE FUND'S INVESTMENT OBJECTIVE
FROM FUNDAMENTAL TO NON-FUNDAMENTAL                     # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   4,746,614       50.2%
--------------------------------------------------------------------------------
   Against                                                 147,414        1.6%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               4,552,085       48.2%
--------------------------------------------------------------------------------
   Total                                                 9,446,113      100.0%
================================================================================

--------------------------------------------------------------------------------
THE ALGER INSTITUTIONAL FUNDS
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND -
REVISE THE FUNDAMENTAL POLICY RELATING
TO BORROWING MONEY                                      # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   4,745,544       50.2%
--------------------------------------------------------------------------------
   Against                                                 146,698        1.6%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               4,553,871       48.2%
--------------------------------------------------------------------------------
   Total                                                 9,446,113      100.0%
================================================================================

ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND -
REVISE THE FUNDAMENTAL POLICY RELATING
TO UNDERWRITING                                         # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   4,770,670       50.5%
--------------------------------------------------------------------------------
   Against                                                 130,639        1.4%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               4,544,804       48.1%
--------------------------------------------------------------------------------
   Total                                                 9,446,113      100.0%
================================================================================

ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND -
REVISE THE FUNDAMENTAL POLICY RELATING
TO LENDING                                              # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   4,751,119       50.3%
--------------------------------------------------------------------------------
   Against                                                 145,832        1.5%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               4,549,162       48.2%
--------------------------------------------------------------------------------
   Total                                                 9,446,113      100.0%
================================================================================

ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND -
REVISE THE FUNDAMENTAL POLICY RELATING
TO ISSUING SENIOR SECURITIES                            # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   4,761,733       50.4%
--------------------------------------------------------------------------------
   Against                                                 139,037        1.5%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               4,545,343       48.1%
--------------------------------------------------------------------------------
   Total                                                 9,446,113      100.0%
================================================================================

ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND -
REVISE THE FUNDAMENTAL POLICY RELATING
TO REAL ESTATE                                          # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   4,777,282       50.6%
--------------------------------------------------------------------------------
   Against                                                 116,040        1.2%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               4,552,791       48.2%
--------------------------------------------------------------------------------
   Total                                                 9,446,113      100.0%
================================================================================

--------------------------------------------------------------------------------
THE ALGER INSTITUTIONAL FUNDS
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND -
REVISE THE FUNDAMENTAL POLICY RELATING
TO COMMODITIES                                          # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   4,765,559       50.5%
--------------------------------------------------------------------------------
   Against                                                 131,453        1.4%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               4,549,101       48.1%
--------------------------------------------------------------------------------
   Total                                                 9,446,113      100.0%
================================================================================

ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND -
REVISE THE FUNDAMENTAL POLICY RELATING
TO CONCENTRATION                                        # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   4,768,562       50.5%
--------------------------------------------------------------------------------
   Against                                                 115,804        1.2%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               4,561,747       48.3%
--------------------------------------------------------------------------------
   Total                                                 9,446,113      100.0%
================================================================================

ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND -
REVISE THE FUNDAMENTAL POLICIES RELATING
TO DIVERSIFICATION                                      # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   4,787,816       50.6%
--------------------------------------------------------------------------------
   Against                                                 120,509        1.3%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               4,537,788       48.1%
--------------------------------------------------------------------------------
   Total                                                 9,446,113      100.0%
================================================================================

ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND -
REMOVE THE FUNDAMENTAL POLICY RELATING TO BOTH
PURCHASING SECURITIES ON MARGIN AND
ENGAGING IN SHORT SALES                                 # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   4,736,727       50.1%
--------------------------------------------------------------------------------
   Against                                                 166,641        1.8%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               4,542,745       48.1%
--------------------------------------------------------------------------------
   Total                                                 9,446,113      100.0%
================================================================================

ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND -
REMOVE THE FUNDAMENTAL POLICY RELATING TO
INVESTMENT IN OTHER INVESTMENT COMPANIES                # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   4,741,611       50.2%
--------------------------------------------------------------------------------
   Against                                                 153,845        1.6%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               4,550,657       48.2%
--------------------------------------------------------------------------------
   Total                                                 9,446,113      100.0%
================================================================================

--------------------------------------------------------------------------------
THE ALGER INSTITUTIONAL FUNDS
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND -
REMOVE THE FUNDAMENTAL POLICY RELATING
TO PLEDGING ASSETS                                      # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   4,740,228       50.2%
--------------------------------------------------------------------------------
   Against                                                 158,107        1.7%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               4,547,778       48.1%
--------------------------------------------------------------------------------
   Total                                                 9,446,113      100.0%
================================================================================

ALGER GREEN INSTITUTIONAL FUND -
CONVERT THE FUND'S INVESTMENT OBJECTIVE FROM
FUNDAMENTAL TO NON-FUNDAMENTAL                          # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                     294,746       67.6%
--------------------------------------------------------------------------------
   Against                                                       0        0.0%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                                 141,038       32.4%
--------------------------------------------------------------------------------
   Total                                                   435,784      100.0%
================================================================================

ALGER GREEN INSTITUTIONAL FUND -
REVISE THE FUNDAMENTAL POLICY RELATING TO
BORROWING MONEY                                         # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                     293,146       67.3%
--------------------------------------------------------------------------------
   Against                                                   1,600         .4%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                                 141,038       32.3%
--------------------------------------------------------------------------------
   Total                                                   435,784      100.0%
================================================================================

ALGER GREEN INSTITUTIONAL FUND -
REVISE THE FUNDAMENTAL POLICY RELATING
TO UNDERWRITING                                         # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                     293,146       67.3%
--------------------------------------------------------------------------------
   Against                                                       0          0%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                                 142,638       32.7%
--------------------------------------------------------------------------------
   Total                                                   435,784      100.0%
================================================================================

ALGER GREEN INSTITUTIONAL FUND -
REVISE THE FUNDAMENTAL POLICY RELATING
TO LENDING                                              # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                     293,146       67.3%
--------------------------------------------------------------------------------
   Against                                                   1,600         .4%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                                 141,038       32.3%
--------------------------------------------------------------------------------
   Total                                                   435,784      100.0%
================================================================================

--------------------------------------------------------------------------------
THE ALGER INSTITUTIONAL FUNDS
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

ALGER GREEN INSTITUTIONAL FUND -
REVISE THE FUNDAMENTAL POLICY RELATING
TO ISSUING SENIOR SECURITIES                            # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                     293,146       67.3%
--------------------------------------------------------------------------------
   Against                                                   1,600         .4%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                                 141,038       32.3%
--------------------------------------------------------------------------------
   Total                                                   435,784      100.0%
================================================================================

ALGER GREEN INSTITUTIONAL FUND -
REVISE THE FUNDAMENTAL POLICY RELATING
TO REAL ESTATE                                          # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                     293,146       67.3%
--------------------------------------------------------------------------------
   Against                                                   1,600         .4%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                                 141,038       32.3%
--------------------------------------------------------------------------------
   Total                                                   435,784      100.0%
================================================================================

ALGER GREEN INSTITUTIONAL FUND -
REVISE THE FUNDAMENTAL POLICY RELATING
TO COMMODITIES                                          # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                     294,746       67.6%
--------------------------------------------------------------------------------
   Against                                                       0        0.0%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                                 141,038       32.4%
--------------------------------------------------------------------------------
   Total                                                   435,784      100.0%
================================================================================

ALGER GREEN INSTITUTIONAL FUND -
REVISE THE FUNDAMENTAL POLICY RELATING
TO CONCENTRATION                                        # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                     294,746       67.6%
--------------------------------------------------------------------------------
   Against                                                       0        0.0%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                                 141,038       32.4%
--------------------------------------------------------------------------------
   Total                                                   435,784      100.0%
================================================================================

ALGER GREEN INSTITUTIONAL FUND -
REVISE THE FUNDAMENTAL POLICIES RELATING
TO DIVERSIFICATION                                      # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                     293,146       67.3%
--------------------------------------------------------------------------------
   Against                                                   1,600         .4%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                                 141,038       32.3%
--------------------------------------------------------------------------------
   Total                                                   435,784      100.0%
================================================================================

--------------------------------------------------------------------------------
THE ALGER INSTITUTIONAL FUNDS
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

ALGER GREEN INSTITUTIONAL FUND -
REMOVE THE FUNDAMENTAL POLICY RELATING
TO BOTH PURCHASING SECURITIES ON MARGIN AND
ENGAGING IN SHORT SALES                                 # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                     294,746       67.6%
--------------------------------------------------------------------------------
   Against                                                       0        0.0%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                                 141,038       32.4%
--------------------------------------------------------------------------------
   Total                                                   435,784      100.0%
================================================================================

ALGER GREEN INSTITUTIONAL FUND -
REMOVE THE FUNDAMENTAL POLICY RELATING
TO INVESTMENT IN OTHER INVESTMENT COMPANIES             # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                     294,746       67.6%
--------------------------------------------------------------------------------
   Against                                                       0        0.0%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                                 141,038       32.4%
--------------------------------------------------------------------------------
   Total                                                   435,784      100.0%
================================================================================

ALGER GREEN INSTITUTIONAL FUND -
REMOVE THE FUNDAMENTAL POLICY RELATING
TO PLEDGING ASSETS                                      # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                     294,746       67.6%
--------------------------------------------------------------------------------
   Against                                                       0        0.0%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                                 141,038       32.4%
--------------------------------------------------------------------------------
   Total                                                   435,784      100.0%
================================================================================

ALGER LARGECAP GROWTH INSTITUTIONAL FUND -
CONVERT THE FUND'S INVESTMENT OBJECTIVE
FROM FUNDAMENTAL TO NON-FUNDAMENTAL                     # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   3,603,091       88.3%
--------------------------------------------------------------------------------
   Against                                                 368,905        9.0%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                                 108,804        2.7%
--------------------------------------------------------------------------------
   Total                                                 4,080,800      100.0%
================================================================================

ALGER LARGECAP GROWTH INSTITUTIONAL FUND -
REVISE THE FUNDAMENTAL POLICY RELATING
TO BORROWING MONEY                                      # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   3,920,518       96.0%
--------------------------------------------------------------------------------
   Against                                                  51,478        1.3%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                                 108,804        2.7%
--------------------------------------------------------------------------------
   Total                                                 4,080,800      100.0%
================================================================================

--------------------------------------------------------------------------------
THE ALGER INSTITUTIONAL FUNDS
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

ALGER LARGECAP GROWTH INSTITUTIONAL FUND -
REVISE THE FUNDAMENTAL POLICY RELATING
TO UNDERWRITING                                         # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   3,931,779       96.4%
--------------------------------------------------------------------------------
   Against                                                  40,217        1.0%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                                 108,804        2.6%
--------------------------------------------------------------------------------
   Total                                                 4,080,800      100.0%
================================================================================

ALGER LARGECAP GROWTH INSTITUTIONAL FUND -
REVISE THE FUNDAMENTAL POLICY RELATING
TO LENDING                                              # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   3,933,358       96.4%
--------------------------------------------------------------------------------
   Against                                                  38,638        1.0%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                                 108,804        2.6%
--------------------------------------------------------------------------------
   Total                                                 4,080,800      100.0%
================================================================================

ALGER LARGECAP GROWTH INSTITUTIONAL FUND -
REVISE THE FUNDAMENTAL POLICY RELATING
TO ISSUING SENIOR SECURITIES                            # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   3,918,939       96.0%
--------------------------------------------------------------------------------
   Against                                                  53,057        1.3%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                                 108,804        2.7%
--------------------------------------------------------------------------------
   Total                                                 4,080,800      100.0%
================================================================================

ALGER LARGECAP GROWTH INSTITUTIONAL FUND -
REVISE THE FUNDAMENTAL POLICY RELATING
TO REAL ESTATE                                          # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   3,932,581       96.3%
--------------------------------------------------------------------------------
   Against                                                  39,414        1.0%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                                 108,805        2.7%
--------------------------------------------------------------------------------
   Total                                                 4,080,800      100.0%
================================================================================

ALGER LARGECAP GROWTH INSTITUTIONAL FUND -
REVISE THE FUNDAMENTAL POLICY RELATING
TO COMMODITIES                                          # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   3,918,162       96.0%
--------------------------------------------------------------------------------
   Against                                                  53,833        1.3%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                                 108,805        2.7%
--------------------------------------------------------------------------------
   Total                                                 4,080,800      100.0%
================================================================================

--------------------------------------------------------------------------------
THE ALGER INSTITUTIONAL FUNDS
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

ALGER LARGECAP GROWTH INSTITUTIONAL FUND -
REVISE THE FUNDAMENTAL POLICY RELATING
TO CONCENTRATION                                        # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   3,931,779       96.3%
--------------------------------------------------------------------------------
   Against                                                  40,217        1.0%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                                 108,804        2.7%
--------------------------------------------------------------------------------
   Total                                                 4,080,800      100.0%
================================================================================

ALGER LARGECAP GROWTH INSTITUTIONAL FUND -
REVISE THE FUNDAMENTAL POLICIES RELATING
TO DIVERSIFICATION                                      # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   3,931,779       96.3%
--------------------------------------------------------------------------------
   Against                                                  40,217        1.0%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                                 108,804        2.7%
--------------------------------------------------------------------------------
   Total                                                 4,080,800      100.0%
================================================================================

ALGER LARGECAP GROWTH INSTITUTIONAL FUND -
REMOVE THE FUNDAMENTAL POLICY RELATING
TO BOTH PURCHASING SECURITIES ON MARGIN AND
ENGAGING IN SHORT SALES                                 # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   3,918,939       96.0%
--------------------------------------------------------------------------------
   Against                                                  53,057        1.3%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                                 108,804        2.7%
--------------------------------------------------------------------------------
   Total                                                 4,080,800      100.0%
================================================================================

ALGER LARGECAP GROWTH INSTITUTIONAL FUND -
REMOVE THE FUNDAMENTAL POLICY RELATING
TO INVESTMENT IN OTHER INVESTMENT COMPANIES             # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   3,920,518       96.0%
--------------------------------------------------------------------------------
   Against                                                  51,478        1.3%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                                 108,804        2.7%
--------------------------------------------------------------------------------
   Total                                                 4,080,800      100.0%
================================================================================

ALGER LARGECAP GROWTH INSTITUTIONAL FUND -
REMOVE THE FUNDAMENTAL POLICY RELATING
TO PLEDGING ASSETS                                      # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   3,918,939       96.0%
--------------------------------------------------------------------------------
   Against                                                  53,057        1.3%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                                 108,804        2.7%
--------------------------------------------------------------------------------
   Total                                                 4,080,800      100.0%
================================================================================

--------------------------------------------------------------------------------
THE ALGER INSTITUTIONAL FUNDS
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

ALGER MIDCAP GROWTH INSTITUTIONAL FUND -
CONVERT THE FUND'S INVESTMENT OBJECTIVE
FROM FUNDAMENTAL TO NON-FUNDAMENTAL                     # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  25,996,392       48.8%
--------------------------------------------------------------------------------
   Against                                               3,723,939        7.0%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                              23,569,641       44.2%
--------------------------------------------------------------------------------
   Total                                                53,289,972      100.0%
================================================================================

ALGER MIDCAP GROWTH INSTITUTIONAL FUND -
REVISE THE FUNDAMENTAL POLICY RELATING
TO BORROWING MONEY                                      # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  28,935,910       54.3%
--------------------------------------------------------------------------------
   Against                                                 825,769        1.6%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                              23,528,293       44.1%
--------------------------------------------------------------------------------
   Total                                                53,289,972      100.0%
================================================================================

ALGER MIDCAP GROWTH INSTITUTIONAL FUND -
REVISE THE FUNDAMENTAL POLICY RELATING
TO UNDERWRITING                                         # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  28,931,967       54.3%
--------------------------------------------------------------------------------
   Against                                                 771,258        1.5%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                              23,586,747       44.2%
--------------------------------------------------------------------------------
   Total                                                53,289,972      100.0%
================================================================================

ALGER MIDCAP GROWTH INSTITUTIONAL FUND -
REVISE THE FUNDAMENTAL POLICY RELATING
TO LENDING                                              # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  28,901,157       54.2%
--------------------------------------------------------------------------------
   Against                                                 826,964        1.6%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                              23,561,851       44.2%
--------------------------------------------------------------------------------
   Total                                                53,289,972      100.0%
================================================================================

ALGER MIDCAP GROWTH INSTITUTIONAL FUND -
REVISE THE FUNDAMENTAL POLICY RELATING
TO ISSUING SENIOR SECURITIES                            # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  28,934,559       54.3%
--------------------------------------------------------------------------------
   Against                                                 777,995        1.5%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                              23,577,418       44.2%
--------------------------------------------------------------------------------
   Total                                                53,289,972      100.0%
================================================================================

--------------------------------------------------------------------------------
THE ALGER INSTITUTIONAL FUNDS
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

ALGER MIDCAP GROWTH INSTITUTIONAL FUND -
REVISE THE FUNDAMENTAL POLICY RELATING
TO REAL ESTATE                                          # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  28,990,080       54.4%
--------------------------------------------------------------------------------
   Against                                                 728,197        1.4%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                              23,571,695       44.2%
--------------------------------------------------------------------------------
   Total                                                53,289,972      100.0%
================================================================================

ALGER MIDCAP GROWTH INSTITUTIONAL FUND -
REVISE THE FUNDAMENTAL POLICY RELATING
TO COMMODITIES                                          # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  28,944,151       54.3%
--------------------------------------------------------------------------------
   Against                                                 787,484        1.5%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                              23,558,337       44.2%
--------------------------------------------------------------------------------
   Total                                                53,289,972      100.0%
================================================================================

ALGER MIDCAP GROWTH INSTITUTIONAL FUND -
REVISE THE FUNDAMENTAL POLICY RELATING
TO CONCENTRATION                                        # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  28,955,386       54.4%
--------------------------------------------------------------------------------
   Against                                                 743,832        1.4%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                              23,590,754       44.2%
--------------------------------------------------------------------------------
   Total                                                53,289,972      100.0%
================================================================================

ALGER MIDCAP GROWTH INSTITUTIONAL FUND -
REVISE THE FUNDAMENTAL POLICIES RELATING
TO DIVERSIFICATION                                      # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  29,064,048       54.5%
--------------------------------------------------------------------------------
   Against                                                 714,611        1.4%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                              23,511,313       44.1%
--------------------------------------------------------------------------------
   Total                                                53,289,972      100.0%
================================================================================

ALGER MIDCAP GROWTH INSTITUTIONAL FUND -
REMOVE THE FUNDAMENTAL POLICY RELATING
TO BOTH PURCHASING SECURITIES ON MARGIN AND
ENGAGING IN SHORT SALES                                 # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  27,930,994       52.4%
--------------------------------------------------------------------------------
   Against                                               1,807,338        3.4%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                              23,551,640       44.2%
--------------------------------------------------------------------------------
   Total                                                53,289,972      100.0%
================================================================================

--------------------------------------------------------------------------------
THE ALGER INSTITUTIONAL FUNDS
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

ALGER MIDCAP GROWTH INSTITUTIONAL FUND -
REMOVE THE FUNDAMENTAL POLICY RELATING
TO INVESTMENT IN OTHER INVESTMENT COMPANIES             # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  28,962,978       54.4%
--------------------------------------------------------------------------------
   Against                                                 788,964        1.5%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                              23,538,030       44.1%
--------------------------------------------------------------------------------
   Total                                                53,289,972      100.0%
================================================================================

ALGER MIDCAP GROWTH INSTITUTIONAL FUND -
REMOVE THE FUNDAMENTAL POLICY RELATING
TO PLEDGING ASSETS                                      # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  28,914,714       54.3%
--------------------------------------------------------------------------------
   Against                                                 779,457        1.5%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                              23,595,801       44.2%
--------------------------------------------------------------------------------
   Total                                                53,289,972      100.0%
================================================================================

ALGER SMALLCAP GROWTH INSTITUTIONAL FUND -
CONVERT THE FUND'S INVESTMENT OBJECTIVE
FROM FUNDAMENTAL TO NON-FUNDAMENTAL                     # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   5,355,626       45.7%
--------------------------------------------------------------------------------
   Against                                                 239,686        2.0%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               6,136,327       52.3%
--------------------------------------------------------------------------------
   Total                                                11,731,639      100.0%
================================================================================

ALGER SMALLCAP GROWTH INSTITUTIONAL FUND -
REVISE THE FUNDAMENTAL POLICY RELATING
TO BORROWING MONEY                                      # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   5,382,457       45.9%
--------------------------------------------------------------------------------
   Against                                                 218,185        1.9%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               6,130,997       52.2%
--------------------------------------------------------------------------------
   Total                                                11,731,639      100.0%
================================================================================

ALGER SMALLCAP GROWTH INSTITUTIONAL FUND -
REVISE THE FUNDAMENTAL POLICY RELATING
TO UNDERWRITING                                         # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   5,426,741       46.3%
--------------------------------------------------------------------------------
   Against                                                 166,099        1.4%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               6,138,799       52.3%
--------------------------------------------------------------------------------
   Total                                                11,731,639      100.0%
================================================================================

--------------------------------------------------------------------------------
THE ALGER INSTITUTIONAL FUNDS
ADDITIONAL INFORMATION (UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------

ALGER SMALLCAP GROWTH INSTITUTIONAL FUND -
REVISE THE FUNDAMENTAL POLICY RELATING
TO LENDING                                              # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   5,390,771       46.0%
--------------------------------------------------------------------------------
   Against                                                 197,780        1.7%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               6,143,088       52.3%
--------------------------------------------------------------------------------
   Total                                                11,731,639      100.0%
================================================================================

ALGER SMALLCAP GROWTH INSTITUTIONAL FUND -
REVISE THE FUNDAMENTAL POLICY RELATING
TO ISSUING SENIOR SECURITIES                            # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   5,471,556       46.6%
--------------------------------------------------------------------------------
   Against                                                 191,134        1.6%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               6,068,949       51.8%
--------------------------------------------------------------------------------
   Total                                                11,731,639      100.0%
================================================================================

ALGER SMALLCAP GROWTH INSTITUTIONAL FUND -
REVISE THE FUNDAMENTAL POLICY RELATING
TO REAL ESTATE                                          # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   5,547,200       47.3%
--------------------------------------------------------------------------------
   Against                                                 161,118        1.4%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               6,023,321       51.3%
--------------------------------------------------------------------------------
   Total                                                11,731,639      100.0%
================================================================================

ALGER SMALLCAP GROWTH INSTITUTIONAL FUND -
REVISE THE FUNDAMENTAL POLICY RELATING
TO COMMODITIES                                          # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   5,503,378       46.9%
--------------------------------------------------------------------------------
   Against                                                 205,169        1.7%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               6,023,092       51.4%
--------------------------------------------------------------------------------
   Total                                                11,731,639      100.0%
================================================================================

ALGER SMALLCAP GROWTH INSTITUTIONAL FUND -
REVISE THE FUNDAMENTAL POLICY RELATING
TO CONCENTRATION                                        # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   5,534,541       47.2%
--------------------------------------------------------------------------------
   Against                                                 174,391        1.5%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               6,022,707       51.3%
--------------------------------------------------------------------------------
   Total                                                11,731,639      100.0%
================================================================================

--------------------------------------------------------------------------------
THE ALGER INSTITUTIONAL FUNDS
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

ALGER SMALLCAP GROWTH INSTITUTIONAL FUND -
REVISE THE FUNDAMENTAL POLICIES RELATING
TO DIVERSIFICATION                                      # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   5,562,729       47.4%
--------------------------------------------------------------------------------
   Against                                                 151,270        1.3%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               6,017,640       51.3%
--------------------------------------------------------------------------------
   Total                                                11,731,639      100.0%
================================================================================

ALGER SMALLCAP GROWTH INSTITUTIONAL FUND -
REMOVE THE FUNDAMENTAL POLICY RELATING
TO BOTH PURCHASING SECURITIES ON MARGIN AND
ENGAGING IN SHORT SALES                                 # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   5,300,996       45.2%
--------------------------------------------------------------------------------
   Against                                                 247,626        2.1%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               6,183,017       52.7%
--------------------------------------------------------------------------------
   Total                                                11,731,639      100.0%
================================================================================

ALGER SMALLCAP GROWTH INSTITUTIONAL FUND -
REMOVE THE FUNDAMENTAL POLICY RELATING TO
INVESTMENT IN OTHER INVESTMENT COMPANIES                # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   5,357,407       45.7%
--------------------------------------------------------------------------------
   Against                                                 192,795        1.6%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               6,181,437       52.7%
--------------------------------------------------------------------------------
   Total                                                11,731,639      100.0%
================================================================================

ALGER SMALLCAP GROWTH INSTITUTIONAL FUND -
REMOVE THE FUNDAMENTAL POLICY RELATING
TO PLEDGING ASSETS                                      # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   5,357,064       45.7%
--------------------------------------------------------------------------------
   Against                                                 233,419        2.0%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               6,141,156       52.3%
--------------------------------------------------------------------------------
   Total                                                11,731,639      100.0%
================================================================================

PROPOSAL 4 - TO APPROVE THE DISTRIBUTION PLAN UNDER RULE 12b-1.

ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
CLASS I                                                 # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   4,669,221       50.0%
--------------------------------------------------------------------------------
   Against                                                 137,686        1.5%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               4,528,538       48.5%
--------------------------------------------------------------------------------
   Total                                                 9,335,445      100.0%
================================================================================

--------------------------------------------------------------------------------
THE ALGER INSTITUTIONAL FUNDS
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

ALGER GREEN INSTITUTIONAL FUND CLASS I                  # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                     258,413       70.0%
--------------------------------------------------------------------------------
   Against                                                       0         .0%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                                 110,880       30.0%
--------------------------------------------------------------------------------
   Total                                                   369,293      100.0%
================================================================================

ALGER LARGECAP GROWTH INSTITUTIONAL FUND
CLASS I                                                 # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   3,793,536       97.4%
--------------------------------------------------------------------------------
   Against                                                  14,988         .4%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                                  86,470        2.2%
--------------------------------------------------------------------------------
   Total                                                 3,894,994      100.0%
================================================================================

ALGER MIDCAP GROWTH INSTITUTIONAL CLASS I               # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  28,425,811       54.1%
--------------------------------------------------------------------------------
   Against                                                 650,231        1.2%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                              23,495,564       44.7%
--------------------------------------------------------------------------------
   Total                                                52,571,606      100.0%
================================================================================

ALGER SMALLCAP GROWTH INSTITUTIONAL FUND
CLASS I                                                 # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   5,303,601       45.6%
--------------------------------------------------------------------------------
   Against                                                 169,781        1.5%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               6,155,173       52.9%
--------------------------------------------------------------------------------
   Total                                                11.628,555      100.0%
================================================================================

PROPOSAL 5 - TO APPROVE AMENDMENTS TO THE TRUST'S AGREEMENT AND DECLARATION OF TRUST

ELIMINATE THE REQUIREMENT THAT SHAREHOLDERS
APPROVE THE LIQUIDATION OF A FUND OR A CLASS
OF SHARES OF A FUND                                     # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  34,848,732       44.1%
--------------------------------------------------------------------------------
   Against                                               9,690,528       12.3%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                              34,445,047       43.6%
--------------------------------------------------------------------------------
   Total                                                78,984,307      100.0%
================================================================================

ELIMINATE THE REQUIREMENT THAT SHAREHOLDERS
APPROVE THE TERMINATION OF THE TRUST                    # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  34,768,703       44.0%
--------------------------------------------------------------------------------
   Against                                               9,795,851       12.4%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                              34,419,753       43.6%
--------------------------------------------------------------------------------
   Total                                                78,984,307      100.0%
================================================================================

--------------------------------------------------------------------------------
THE ALGER INSTITUTIONAL FUNDS
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

ELIMINATE (SUBJECT TO A QUALIFICATION) THE
REQUIREMENT THAT SHAREHOLDERS APPROVE THE
REORGANIZATION OF THE TRUST OR A FUND                   # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  34,799,520       44.1%
--------------------------------------------------------------------------------
   Against                                               9,766,604       12.4%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                              34,418,183       43.5%
--------------------------------------------------------------------------------
   Total                                                78,984,307      100.0%
================================================================================

ADD A DEMAND REQUIREMENT FOR SHAREHOLDER
DERIVATIVE SUITS                                        # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  34,886,166       44.2%
--------------------------------------------------------------------------------
   Against                                               9,601,707       12.2%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                              34,496,434       43.6%
--------------------------------------------------------------------------------
   Total                                                78,984,307      100.0%
================================================================================

THE ALGER INSTITUTIONAL FUNDS MERGER

PROPOSAL 1 - TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION

ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND           # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   3,457,387       92.8%
--------------------------------------------------------------------------------
   Against                                                 149,808        4.0%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                                 120,086        3.2%
--------------------------------------------------------------------------------
   Total                                                 3,727,281      100.0%
================================================================================

ALGER LARGECAP GROWTH INSTITUTIONAL FUND                # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   3,512,327       99.0%
--------------------------------------------------------------------------------
   Against                                                  35,270        1.0%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                                   1,563        0.0%
--------------------------------------------------------------------------------
   Total                                                 3,549,160      100.0%
================================================================================

ALGER MIDCAP GROWTH INSTITUTIONAL FUND                  # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  27,541,766       94.7%
--------------------------------------------------------------------------------
   Against                                                 577,356        2.0%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                                 968,379        3.3%
--------------------------------------------------------------------------------
   Total                                                29,087,501      100.0%
================================================================================

ALGER SMALLCAP GROWTH INSTITUTIONAL FUND                # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   5,838,563       95.4%
--------------------------------------------------------------------------------
   Against                                                 135,845        2.2%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                                 144,039        2.4%
--------------------------------------------------------------------------------
   Total                                                 6,118,447      100.0%
================================================================================

--------------------------------------------------------------------------------
THE ALGER INSTITUTIONAL FUNDS
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

PROXY VOTING POLICIES
--------------------------------------------------------------------------------

A description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities and the proxy voting record is available, without charge, by calling (800) 992-3362 or online on the Funds' website at http://www.alger.com or on the SEC's website at http://www.sec.gov.

QUARTERLY FUND HOLDINGS
--------------------------------------------------------------------------------

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. Forms N-Q are available online on the Funds' website at http://www.alger.com or on the SEC's website at HTTP://WWW.SEC.GOV. The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. A copy of the most recent quarterly holdings may also be obtained from the Funds by calling (800) 992-3362.

THE ALGER INSTITUTIONAL FUNDS
--------------------------------------------------------------------------------
111 Fifth Avenue
New York, NY 10003
(800) 992-3362
www.alger.com

INVESTMENT MANAGER
--------------------------------------------------------------------------------
Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
--------------------------------------------------------------------------------
Boston Financial Data Services, Inc.
P.O. Box 8480
Boston, MA 02266

This report is submitted for the general information of the shareholders of The Alger Institutional Funds. It is not authorized for distribution to prospective investors unless accompanied by an effective Prospectus for the Trust, which contains information concerning the Trust's investment policies, fees and expenses as well as other pertinent information.

                                     [LOGO]
                                      ALGER

                                                  SSAR 043007

[LOGO] Printed on recycled paper               [SOY INK(TM) LOGO]

[LOGO]
ALGER

SSAR 043007

[LOGO] Printed on recycled paper                           [SOY INK(TM) LOGO]

ITEM 2.  CODE OF ETHICS.

Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

(b) No changes in the registrant's internal control over financial reporting occurred during the registrant's second fiscal quarter of the period covered by this report that materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a) (1) Not applicable

(a) (2) Certifications of principal executive officer and principal financial officer as required by rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

(a) (3) Not applicable

(b) Certifications of principal executive officer and principal financial officer as required by rule 30a-2(b) under the Investment Company Act of 1940 are attached as Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Institutional Funds

By:  /s/Dan C. Chung

       Dan C. Chung

       President

Date:  June 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Dan C. Chung

     Dan C. Chung

     President

Date:  June 18, 2007

By: /s/Michael D. Martins

     Michael D. Martins

     Treasurer

Date:  June 18, 2007